As filed with the Securities and Exchange Commission on November 25, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (800) 662-4203

Date of fiscal year end: March 31

Date of reporting period: April 1, 2020 – September 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

Tributary Funds
®
Semi-Annual Report
September 30, 2020
Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX
Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX
Tributary Nebraska Tax-Free Fund
Institutional Plus Class: FONPX
Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX
Tributary Growth Opportunities Fund
Institutional Class: FOGRX
Institutional Plus Class: FOGPX
Tributary Small/Mid Cap Fund
Institutional Class: FSMCX
Institutional Plus Class: FSMBX
Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Plus Class: FOSBX
Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds.
Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors,
LLC member FINRA. Northern Lights Distributors, LLC and the Tributary Funds’ investment adviser are not afﬁliated.
Beginning on January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting the Funds at 1-800-662-4203, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-800-662-4203, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with Tributary Funds.
Notice to Investors
Shares of Tributary Funds:
Are Not FDIC Insured May Lose Value Have No Bank Guarantee

Semi-Annual Report 2020
Table of Contents
Portfolio Composition 1
Schedules of Portfolio Investments 2
Statements of Assets and Liabilities 27
Statements of Operations 29
Statements of Changes in Net Assets 31
Financial Highlights 35
Notes to Financial Statements 37
Additional Fund Information 45
Investment Advisory Agreement Approval 47

PORTFOLIO COMPOSITION*
September 30, 2020 (Unaudited)
Semi-Annual Report 2020

* Portfolio composition is as of September 30, 2020 and is subject to change.
Short-Intermediate Bond Fund
Percentage of
Total Investments
Corporate Bonds 39.1%
U.S. Treasury Securities 16.6%
Asset Backed Securities 16.1%
Non-Agency Residential Mortgage Backed Securities 10.3%
Non-Agency Commercial Mortgage Backed Securities 8.0%
U.S. Government Mortgage Backed Securities 6.0%
Short-Term Investments 2.3%
Municipals 1.4%
Preferred Stocks 0.2%
100.0%
Income Fund
Percentage of
Total Investments
Corporate Bonds 33.6%
U.S. Government Mortgage Backed Securities 27.8%
U.S. Treasury Securities 15.9%
Non-Agency Commercial Mortgage Backed Securities 7.1%
Non-Agency Residential Mortgage Backed Securities 6.1%
Asset Backed Securities 5.3%
Municipals 2.3%
Short-Term Investments 1.9%
100.0%
Nebraska Tax-Free Fund
Percentage of
Total Investments
Municipals 97.1%
Short-Term Investments 2.0%
U.S. Government Mortgage Backed Securities 0.9%
100.0%
Balanced Fund
Percentage of
Total Investments
Information Technology 18.2%
Government Securities 14.1%
Financials 10.2%
Health Care 9.4%
Consumer Discretionary 8.7%
Communication Services 7.8%
Industrials 7.7%
Consumer Staples 5.0%
Short-Term Investments 3.1%
Asset Backed Securities 2.9%
Non-Agency Commercial Mortgage Backed Securities 2.7%
Materials 2.2%
Real Estate 2.0%
U.S. Government Mortgage Backed Securities 1.9%
Utilities 1.9%
Energy 1.1%
Non-Agency Residential Mortgage Backed Securities 1.1%
100.0%
Growth Opportunities Fund
Percentage of
Total Investments
Information Technology 31.2%
Health Care 25.1%
Industrials 12.2%
Consumer Discretionary 11.8%
Communication Services 5.4%
Financials 4.0%
Consumer Staples 3.6%
Materials 2.9%
Real Estate 1.8%
Short-Term Investments 2.0%
100.0%
Small/Mid Cap Fund
Percentage of
Total Investments
Health Care 17.1%
Industrials 17.0%
Information Technology 17.0%
Financials 13.4%
Consumer Discretionary 12.4%
Real Estate 7.4%
Materials 4.6%
Consumer Staples 3.4%
Utilities 2.5%
Communication Services 2.1%
Energy 1.5%
Short-Term Investments 1.6%
100.0%
Small Company Fund
Percentage of
Total Investments
Industrials 18.3%
Information Technology 16.4%
Financials 16.0%
Health Care 15.4%
Consumer Discretionary 11.6%
Real Estate 6.6%
Utilities 4.3%
Materials 3.5%
Communication Services 2.3%
Consumer Staples 1.9%
Energy 1.2%
Short-Term Investments 2.5%
100.0%

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 34.6%
Asset Backed Securities - 16.1%
$ 1,100,000 AMSR Trust, 1.63%, 07/17/37 (a) $ 1,110,426
156,985 Ascentium Equipment Receivables
Trust, 2.29%, 06/10/21 (a) 157,359
364,152 Brazos Higher Education Authority,
Inc. (USD 3 Month LIBOR + 0.85%),
1.09%, 07/25/29 (b) 364,152
88,879 CCG Receivables Trust REMIC, 2.50%,
06/16/25 (a) 89,214
847,252 CCG Receivables Trust REMIC, 3.09%,
12/15/25 (a) 857,723
1,480,000 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 1,480,034
1,330,000 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,344,789
645,000 Citibank Credit Card Issuance Trust,
2.49%, 01/20/23 649,400
583,255 Cloud Pass-Through Trust, 3.55%,
12/05/22 (a)(c) 592,515
1,887,994 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 1,908,631
1,243,709 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 1,275,728
1,090,322 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 1,135,502
780,000 Dell Equipment Finance Trust, 0.57%,
10/23/23 (a) 779,988
1,500,000 DLL Securitization Trust, 2.08%,
02/21/23 (a) 1,527,479
1,765,059 ELFI Graduate Loan Program 2020-A,
LLC, 1.73%, 08/25/45 (a) 1,785,482
1,410,000 FirstKey Homes 2020-SFR1 Trust,
1.34%, 09/17/25 (a) 1,414,998
252,142 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 0.95%,
08/25/48 (a)(b) 248,461
263,037 Great American Auto Leasing, Inc.,
2.97%, 06/15/21 (a) 263,723
1,292,191 GTE Auto Receivables Trust, 2.17%,
12/15/22 (a) 1,299,406
283,071 Honda Auto Receivables Owner Trust,
2.75%, 09/20/21 283,771
589,379 Missouri Higher Education Loan
Authority (USD 1 Month LIBOR +
0.83%), 0.98%, 01/26/26 (b) 549,875
1,355,000 MMAF Equipment Finance, LLC,
2.84%, 11/13/23 (a) 1,397,723
840,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.75%, 10/15/31 (a)(b) 850,491
Principal
Amount
Security
Description Value
$ 1,777,917 Pawnee Equipment Receivables, 2.29%,
10/15/24 (a) $ 1,794,621
566,520 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.95%, 12/24/33 (a)(b) 565,047
144,254 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
0.78%, 12/24/33 (a)(b) 142,206
860,140 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.24%,
10/25/21 (b) 828,839
1,149,775 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.89%,
07/25/22 (b) 1,130,415
681,616 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 1.94%,
07/25/23 (b) 672,928
846,425 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.74%,
04/25/23 (b) 830,655
286,693 Sofi Consumer Loan Program Trust,
3.35%, 04/26/27 (a) 288,187
603,762 SoFi Consumer Loan Program Trust,
2.02%, 01/25/29 (a) 610,198
436,006 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (a) 438,417
1,500,000 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 1,585,423
703,679 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 758,145
168,149 Toyota Auto Receivables Owner Trust,
1.93%, 01/18/22 168,821
1,707,259 Toyota Auto Receivables Owner Trust,
1.67%, 11/15/22 1,718,844
628,338 Vantage Data Centers Issuer, LLC,
4.07%, 02/16/43 (a) 649,958
1,320,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,320,000
34,869,574
Non-Agency Commercial Mortgage Backed Securities - 8.1%
1,630,000 BANK 2019-BNK16, 3.93%, 02/15/52 1,753,608
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,960,262
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 04/15/24 973,303
1,166,000 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 1,271,214

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,647,045 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.92%,
09/10/45 (a)(c) $ 42,988
963,149 COMM Mortgage Trust Interest Only
REMIC, 1.16%, 03/10/46 (c) 16,358
489,061 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 509,571
1,265,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.08%, 11/15/36 (a)(b) 1,222,157
34,937 DBUBS Mortgage Trust Interest Only
REMIC, 0.33%, 08/10/44 (a)(c) 30
4,184,807 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 1.49%,
08/10/44 (a)(c) 23,617
1,013,580 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(c) 1,021,286
725,000 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/15/49 773,241
518,412 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 529,196
1,225,168 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 1,276,077
2,145,000 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 2,145,000
1,237,780 Morgan Stanley Bank of America
Merrill Lynch Trust Interest Only
REMIC, 1.11%, 12/15/48 (c) 21,146
1,069,436 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 1,115,596
1,158,202 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,166,833
411,440 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 416,779
97,186 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 0.99%,
02/15/44 (a)(c) 3
59,082 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.30%, 06/15/45 59,084
16,625 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.70%, 03/15/45 16,978
1,153,337 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 3.65%, 12/15/46 1,153,938
17,468,265
Non-Agency Residential Mortgage Backed Securities - 10.4%
286,725 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.02%, 12/25/33 (a)(b) 281,493
Principal
Amount
Security
Description Value
$ 123,575 Bayview Commercial Mortgage Pass-
Through Trust REMIC (USD 1
Month LIBOR + 0.86%), 1.00%,
04/25/36 (a)(b) $ 123,552
1,096,661 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.47%, 05/28/44 (b) 1,092,893
299,563 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.24%, 04/28/39 (b) 299,324
802,082 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(c) 828,452
545,121 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(c) 565,372
1,421,441 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(c) 1,423,805
410 Citicorp Residential Mortgage Trust
REMIC, 5.02%, 07/25/36 (d) 412
821,166 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 877,471
91,131 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 95,830
127,664 Conseco Finance Corp. REMIC (USD
1 Month LIBOR + 2.75%), 2.90%,
04/15/32 (b) 127,733
1,189 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/31/21 1,048
614,690 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(c) 626,958
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 0.75%), 0.90%,
02/25/33 (b) 153,347
186,577 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.05%,
12/25/37 (a)(d) 191,109
461,847 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 475,384
719,858 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 728,377
191,393 Flagstar Mortgage Trust, 3.50%,
10/25/47 (a)(c) 192,030
218,151 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.52%), 0.67%,
01/25/35 (a)(b) 218,101
219,729 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 0.65%,
05/25/36 (a)(b) 218,975

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,457,566 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) $ 1,482,862
876,200 JPMorgan Mortgage Trust, 3.50%,
01/25/47 (a)(c) 899,764
293,488 JPMorgan Mortgage Trust, 3.00%,
11/25/48 (a)(c) 294,494
316,042 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) 317,894
1,457,123 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(c) 1,486,334
47,681 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 51,022
101,736 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 109,621
148,736 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 160,891
61,828 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.87%, 03/25/35 (b) 62,231
49,015 Oakwood Mortgage Investors, Inc.
REMIC (USD 1 Month LIBOR +
0.38%), 0.53%, 03/15/21 (a)(b) 48,867
1,116,477 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a) 1,116,269
103,614 Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates REMIC
(USD 1 Month LIBOR + 0.98%),
1.12%, 10/25/34 (b) 104,031
11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.49%, 03/25/21 (b) 11,098
2,932 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (c) 3,011
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 10/25/21 5,205
34,147 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 34,354
922,125 Sequoia Mortgage Trust REMIC,
3.50%, 11/25/46 (a)(c) 940,949
193,077 Sequoia Mortgage Trust REMIC,
3.50%, 07/25/47 (a)(c) 194,946
175,864 Sequoia Mortgage Trust REMIC,
3.50%, 08/25/47 (a)(c) 176,822
855,389 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(c) 886,728
1,163,236 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,240,969
387,032 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 408,117
771,479 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(c) 790,825
Principal
Amount
Security
Description Value
$ 260,260 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) $ 264,907
1,638,638 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 1,680,662
268,368 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 275,875
400,355 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (a)(c) 404,383
436,408 Wells Fargo Mortgage Backed Securities
REMIC, 3.50%, 07/25/47 (a)(c) 438,426
22,413,223
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $73,900,174) 74,751,062
Corporate Bonds - 39.4%
Communication Services - 2.1%
2,300,000 AT&T, Inc. (USD 3 Month LIBOR +
1.18%), 1.43%, 06/12/24 (b) 2,340,848
1,851,000 Verizon Communications, Inc., 5.15%,
09/15/23 2,093,013
4,433,861
Consumer Discretionary - 6.4%
533,000 AMC Networks, Inc., 4.75%, 12/15/22 532,933
2,405,000 Dollar General Corp., 3.25%, 04/15/23 2,551,904
380,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 395,120
285,000 Hilton Worldwide Finance, LLC/Hilton
Worldwide Finance Corp., 4.63%,
04/01/25 286,425
1,175,000 Levi Strauss & Co., 5.00%, 05/01/25 1,202,172
2,530,000 McDonald's Corp., 1.45%, 09/01/25 2,604,819
1,390,000 Starbucks Corp., 3.10%, 03/01/23 1,472,237
420,000 The Goodyear Tire & Rubber Co.,
5.13%, 11/15/23 418,950
1,220,000 The TJX Cos., Inc., 3.50%, 04/15/25 1,360,573
1,485,000 TWDC Enterprises 18 Corp., 2.75%,
08/16/21 1,516,751
1,439,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 1,535,334
13,877,218
Consumer Staples - 2.9%
1,011,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 1,059,051
395,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 448,325
2,405,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 2,560,197
1,915,000 Walmart, Inc., 3.40%, 06/26/23 2,066,287
6,133,860
Financials - 12.3%
670,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 652,542

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,965,000 Bank of America Corp., 2.88%,
04/24/23 (c) $ 2,031,961
840,000 CBRE Services, Inc., 5.25%, 03/15/25 963,360
1,229,000 Chubb INA Holdings, Inc., 2.30%,
11/03/20 1,230,737
2,011,000 Citigroup, Inc., 2.88%, 07/24/23 (c) 2,086,617
1,997,000 Intercontinental Exchange, Inc., 4.00%,
10/15/23 2,195,461
1,945,000 JPMorgan Chase & Co., 3.25%,
09/23/22 2,055,651
2,003,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 2,191,785
985,000 Morgan Stanley, MTN, 2.63%,
11/17/21 1,009,561
960,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 1,030,439
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,515,506
1,890,000 Regions Financial Corp., 3.80%,
08/14/23 2,049,048
1,400,000 The Charles Schwab Corp., 3.25%,
05/21/21 1,422,422
2,150,000 The Goldman Sachs Group, Inc. (USD
3 Month LIBOR + 1.11%), 1.35%,
04/26/22 (b) 2,158,894
1,130,000 Truist Financial Corp., MTN, 2.15%,
02/01/21 1,135,296
475,000 Truist Financial Corp., MTN, 3.20%,
09/03/21 486,627
1,900,000 Wells Fargo & Co., 3.75%, 01/24/24 2,064,092
26,279,999
Health Care - 1.6%
2,165,000 Agilent Technologies, Inc., 3.88%,
07/15/23 2,344,131
1,060,000 Becton Dickinson and Co., 3.13%,
11/08/21 1,089,826
3,433,957
Industrials - 7.1%
2,055,000 BMW Finance NV, 2.40%, 08/14/24 (a) 2,162,598
595,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 (a) 653,654
1,990,000 Huntington Ingalls Industries, Inc.,
5.00%, 11/15/25 (a) 2,045,403
1,907,000 Roper Technologies, Inc., 2.80%,
12/15/21 1,955,186
1,200,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,203,012
1,805,000 Textron, Inc., 3.65%, 03/01/21 1,826,547
1,525,000 TTX Co., 3.60%, 01/15/25 (a) 1,689,870
1,330,000 Union Pacific Corp., 3.20%, 06/08/21 1,356,296
Principal
Amount
Security
Description Value
$ 2,418,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) $ 2,639,788
15,532,354
Information Technology - 4.8%
735,000 Applied Materials, Inc., 3.90%,
10/01/25 842,643
1,928,000 eBay, Inc., 2.75%, 01/30/23 2,021,756
2,265,000 Harman International Industries, Inc.,
4.15%, 05/15/25 2,529,722
1,222,000 QUALCOMM, Inc., 2.90%, 05/20/24 1,314,409
1,218,000 QUALCOMM, Inc., 3.45%, 05/20/25 1,357,731
2,275,000 Xilinx, Inc., 2.95%, 06/01/24 2,443,396
10,509,657
Materials - 1.0%
2,047,000 Albemarle Corp., 4.15%, 12/01/24 2,229,895
Real Estate - 0.5%
935,000 National Retail Properties, Inc., 3.30%,
04/15/23 984,023
Utilities - 0.7%
880,000 Berkshire Hathaway Energy Co.,
3.75%, 11/15/23 959,445
645,000 Xcel Energy, Inc., 2.60%, 03/15/22 663,161
1,622,606
Total Corporate Bonds (Cost $82,246,710) 85,037,430
Government & Agency Obligations - 24.2%
GOVERNMENT SECURITIES - 18.1%
Municipals - 1.4%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,600
250,000 Douglas County School District No. 17/
NE, Nebraska GO, 1.23%, 06/15/25 253,505
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 239,731
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,425,499
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 235,003
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 170,095
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 170,015
2,994,448
Treasury Inflation Index Securities - 0.6%
1,340,686 U.S. Treasury Inflation Indexed Bonds,
0.13%, 04/15/22 (e) 1,365,975
U.S. Treasury Securities - 16.1%
1,000,000 U.S. Treasury Note, 2.00%, 02/28/21 1,007,500
13,495,000 U.S. Treasury Note, 1.63%, 11/15/22 13,917,246
13,330,000 U.S. Treasury Note, 2.75%, 11/15/23 14,398,483

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 4,990,000 U.S. Treasury Note, 2.13%, 05/15/25 $ 5,417,463
34,740,692
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 6.1%
Federal Home Loan Mortgage Corp. - 2.9%
951,527 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 986,038
1,007,161 Federal Home Loan Mortgage Corp.,
2.75%, 12/15/54 (d) 1,052,718
1,525,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,580,449
510,187 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 87,830
321,221 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 28,591
215,180 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 26,644
167,753 Federal Home Loan Mortgage Corp.
REMIC, 2.25%, 03/15/30 170,335
509,848 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 09/15/37 522,223
158,271 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 04/15/37 159,096
798,876 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 838,458
78,016 Federal Whole Loan Securities Trust,
3.50%, 05/25/47 78,468
189,695,055 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 77,756
556,589 FRESB Multifamily Mortgage Pass-
Through Trust, 2.16%, 04/25/22 (c) 567,394
6,176,000
Federal National Mortgage Association - 1.0%
267,112 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 280,138
1,180,178 Federal National Mortgage Association
Interest Only, 0.78%, 02/25/22 (c) 6,679
1,173,638 Federal National Mortgage Association
Interest Only, 0.29%, 01/25/22 (c) 4,049
2,259,823 Federal National Mortgage Association
Interest Only, 0.48%, 07/25/22 (c) 11,216
403,660 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39 (c) 27,288
1,201,910 Federal National Mortgage Association
REMIC, 4.00%, 08/25/42 1,242,317
32,235 Federal National Mortgage Association
REMIC, 4.00%, 02/25/26 32,998
203,842 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 213,919
Principal
Amount
Security
Description Value
$ 231,194 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 $ 237,253
2,055,857
Government National Mortgage Association - 2.2%
1,416,376 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,418,147
127,008 Government National Mortgage
Association #559205, 7.25%,
09/15/31 127,167
167,903 Government National Mortgage
Association #559220, 7.00%,
01/15/33 168,113
115,249 Government National Mortgage
Association #610022, 5.60%,
08/15/34 115,393
358,215 Government National Mortgage
Association #632798, 5.13%,
11/15/34 358,663
1,089,238 Government National Mortgage
Association #675589, 7.13%,
04/15/35 1,109,943
723,687 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 821,973
683,321 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (c) 712,026
12,150 Government National Mortgage
Association REMIC, 2.67%, 02/16/44 12,145
1,258 Government National Mortgage
Association REMIC #751404, 5.03%,
06/20/61 (c) 1,276
4,844,846
Total Government & Agency Obligations (Cost
$50,679,495) 52,177,818
Shares
Security
Description Value
Preferred Stocks - 0.3%
Financials - 0.3%
550 U.S. Bancorp, Series A (callable at 1,000
beginning 10/30/20), 8.94% (c)(f) 532,867
Total Preferred Stocks (Cost $564,328) 532,867

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Short-Term Investments - 2.3%
Investment Company - 2.3%
5,015,182 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.04% (g) $ 5,015,182
Total Short-Term Investments (Cost $5,015,182) 5,015,182
Investments, at value - 100.8% (Cost $212,405,889) 217,514,359
Other liabilities in excess of assets - (0.8)% (1,745,609)
NET ASSETS - 100.0% $ 215,768,750
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2020, the aggregate value of these liquid securities were
$71,468,403 or 33.1% of net assets.
(b) Floating rate security. Rate presented is as of September 30, 2020.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2020.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September
30, 2020.
(e) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(f) Perpetual maturity security.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
INCOME FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 18.6%
Asset Backed Securities - 5.3%
$ 1,455,000 Cabela's Credit Card Master Note Trust,
2.71%, 02/17/26 (a) $ 1,528,642
1,570,000 CoreVest American Finance 2020-3
Trust, 1.36%, 08/15/53 (a) 1,569,075
1,100,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.75%, 10/15/31 (a)(b) 1,113,738
516,478 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.95%, 12/24/33 (a)(b) 515,135
1,046,731 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.24%,
10/25/21 (b) 1,008,640
1,555,276 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.89%,
07/25/22 (b) 1,529,088
392,903 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.74%,
04/25/23 (b) 385,583
546,706 Social Professional Loan Program,
2.34%, 04/25/33 (a) 556,395
433,250 Social Professional Loan Program,
2.49%, 01/25/36 (a) 439,144
264,059 Sofi Consumer Loan Program Trust,
3.35%, 04/26/27 (a) 265,435
109,857 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (a) 110,464
98,734 SoFi Consumer Loan Program Trust,
2.50%, 05/26/26 (a) 99,461
669,233 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 721,033
823,171 Vantage Data Centers Issuer, LLC,
4.07%, 02/16/43 (a) 851,495
1,345,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,345,000
12,038,328
Non-Agency Commercial Mortgage Backed Securities - 7.1%
1,200,000 American Tower Trust #1, 3.07%,
03/15/23 (a) 1,224,497
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 1,043,930
960,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 1,114,463
490,385 CFCRE Commercial Mortgage Trust
REMIC, 3.83%, 12/15/47 497,534
2,500,191 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.92%,
09/10/45 (a)(c) 65,255
Principal
Amount
Security
Description Value
$ 963,149 COMM Mortgage Trust Interest Only
REMIC, 1.16%, 03/10/46 (c) $ 16,358
1,620,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.08%, 11/15/36 (a)(b) 1,565,134
34,937 DBUBS Mortgage Trust Interest Only
REMIC, 0.33%, 08/10/44 (a)(c) 30
975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 1,035,798
6,338,631 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 1.49%,
08/10/44 (a)(c) 35,773
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,763,377
975,000 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 1,058,243
1,222,546 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,231,657
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 957,993
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,760,196
766,862 Wells Fargo Commercial Mortgage
Trust Interest Only REMIC, 1.90%,
10/15/45 (a)(c) 21,509
313,780 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 317,852
2,594,053 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 2.04%,
11/15/45 (a)(c) 76,779
480,950 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.63%, 03/15/45 489,954
1,667,534 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 3.65%, 12/15/46 1,668,402
15,944,734
Non-Agency Residential Mortgage Backed Securities - 6.2%
339,375 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.02%, 12/25/33 (a)(b) 333,183
597,435 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.47%, 05/28/44 (b) 595,382
288,598 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
1.88%), 2.02%, 08/28/44 (b) 289,274
335,510 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.24%, 04/28/39 (b) 335,243
492 Citicorp Residential Mortgage Trust
REMIC, 5.02%, 07/25/36 (d) 493

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
INCOME FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 886,096 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) $ 946,853
629,029 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 661,461
152,059 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 166,274
24,750 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 25,520
1,189 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/31/21 1,048
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 0.75%), 0.90%,
02/25/33 (b) 153,347
166,938 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.05%,
12/25/37 (a)(d) 170,992
444,084 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 457,100
587,813 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 594,770
172,871 Flagstar Mortgage Trust, 3.50%,
10/25/47 (a)(c) 173,447
158,388 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 0.65%,
05/25/36 (a)(b) 157,844
555,263 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 564,900
382,577 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) 384,820
335,839 Mill City Mortgage Loan Trust, 2.75%,
11/25/58 (a)(c) 341,500
642,400 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 693,409
488,306 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 522,109
262,985 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 281,412
258,965 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 279,034
530,071 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 573,387
73,310 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.87%, 03/25/35 (b) 73,788
13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.49%, 03/25/21 (b) 13,029
Principal
Amount
Security
Description Value
$ 114,993 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 $ 115,691
495,869 Sequoia Mortgage Trust REMIC,
3.50%, 03/25/48 (a)(c) 497,054
254,167 Sequoia Mortgage Trust REMIC,
3.50%, 05/25/48 (a)(c) 255,511
733,489 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 750,221
269,261 Sequoia Mortgage Trust REMIC,
3.50%, 08/25/47 (a)(c) 270,727
1,163,235 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,240,969
319,633 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 325,340
440,321 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 451,613
374,467 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 384,942
775,019 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (a)(c) 782,816
13,864,503
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $40,821,739) 41,847,565
Corporate Bonds - 33.8%
Communication Services - 2.2%
1,805,000 Alphabet, Inc., 2.25%, 08/15/60 1,701,164
1,230,000 AT&T, Inc., 5.15%, 03/15/42 1,534,690
1,264,000 Verizon Communications, Inc., 4.27%,
01/15/36 1,556,813
4,792,667
Consumer Discretionary - 6.2%
673,000 AMC Networks, Inc., 4.75%, 12/15/22 672,916
555,000 Comcast Corp., 4.15%, 10/15/28 669,677
770,000 Comcast Corp., Class A, 3.30%,
02/01/27 868,106
649,000 Dollar General Corp., 3.25%, 04/15/23 688,643
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 727,853
1,312,000 Levi Strauss & Co., 5.00%, 05/01/25 1,342,340
1,500,000 McDonald's Corp., 2.13%, 03/01/30 1,559,746
615,000 Newell Brands, Inc., 4.00%, 06/15/22 630,375
410,000 Newell Brands, Inc., 4.70%, 04/01/26 436,966
1,260,000 NIKE, Inc., 3.88%, 11/01/45 1,565,923
875,000 Starbucks Corp., 2.00%, 03/12/27 925,103
925,000 The TJX Cos., Inc., 3.75%, 04/15/27 1,059,890
1,387,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,652,198
1,130,000 Whirlpool Corp., 4.70%, 06/01/22 1,200,459
14,000,195
Consumer Staples - 2.5%
1,100,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 1,152,281

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
INCOME FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 1,546,000 Costco Wholesale Corp., 1.75%,
04/20/32 $ 1,584,815
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 601,550
1,570,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (a) 1,737,493
305,000 Walmart, Inc., 3.70%, 06/26/28 360,455
5,436,594
Financials - 10.0%
1,235,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 1,202,821
1,410,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 1,575,098
1,115,000 CBRE Services, Inc., 5.25%, 03/15/25 1,278,745
1,393,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 1,575,576
650,000 CME Group, Inc., 3.00%, 03/15/25 711,228
1,385,000 Intercontinental Exchange, Inc., 4.25%,
09/21/48 1,716,236
1,420,000 JPMorgan Chase & Co., 3.20%,
06/15/26 1,574,641
1,050,000 KeyCorp, MTN, 2.25%, 04/06/27 1,110,573
785,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 858,987
1,355,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 1,542,994
1,355,000 Regions Financial Corp., 3.80%,
08/14/23 1,469,026
1,375,000 The Charles Schwab Corp., 3.85%,
05/21/25 1,557,627
1,097,000 The Chubb Corp., 6.80%, 11/15/31 1,585,818
1,390,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 1,561,829
1,485,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,605,605
1,425,000 Wells Fargo & Co., 3.00%, 04/22/26 1,549,935
22,476,739
Health Care - 0.5%
1,109,000 Becton Dickinson and Co., 3.73%,
12/15/24 1,225,767
Industrials - 5.7%
430,000 Agilent Technologies, Inc., 2.10%,
06/04/30 440,580
1,430,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,551,728
1,230,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,598,075
274,000 Huntington Ingalls Industries, Inc.,
5.00%, 11/15/25 (a) 281,628
1,647,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,802,074
Principal
Amount
Security
Description Value
$ 1,157,000 Raytheon Technologies Corp., 4.88%,
10/15/40 (a) $ 1,477,762
1,123,000 Textron, Inc., 3.65%, 03/01/21 1,136,406
815,000 TTX Co., 4.60%, 02/01/49 (a) 1,074,338
1,593,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,739,116
1,310,000 Waste Management, Inc., 3.90%,
03/01/35 1,584,973
12,686,680
Information Technology - 4.3%
1,175,000 Applied Materials, Inc., 1.75%,
06/01/30 1,204,355
510,000 Applied Materials, Inc., 3.30%,
04/01/27 579,457
1,258,000 eBay, Inc., 3.60%, 06/05/27 1,419,014
1,411,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,575,911
1,506,000 NVIDIA Corp., 2.85%, 04/01/30 1,697,364
1,300,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,666,240
1,585,000 Xilinx, Inc., 2.38%, 06/01/30 1,667,926
9,810,267
Materials - 1.1%
1,311,000 Albemarle Corp., 5.45%, 12/01/44 1,436,835
959,000 The Mosaic Co., 5.45%, 11/15/33 1,119,615
2,556,450
Real Estate - 0.6%
1,255,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,401,189
Utilities - 0.7%
1,099,000 PacifiCorp, 6.25%, 10/15/37 1,591,537
Total Corporate Bonds (Cost $69,667,133) 75,978,085
Government & Agency Obligations - 46.3%
GOVERNMENT SECURITIES - 18.3%
Municipals - 2.4%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,600
350,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 1.75%,
09/01/32 354,259
675,000 Elkhorn School District, Nebraska GO,
1.64%, 12/15/30 672,516
241,131 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 250,236
285,000 Kearney School District, Nebraska GO,
1.38%, 12/15/28 285,465
530,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 703,692
340,000 New York City Water & Sewer System,
New York RB, 5.72%, 06/15/42 537,591

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
INCOME FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 $ 367,471
225,000 State of Connecticut, Connecticut GO,
4.95%, 12/01/20 226,683
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 292,266
420,000 West Haymarket Joint Public Agency,
Nebraska GO, 2.60%, 12/15/31 456,128
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 637,472
5,284,379
Treasury Inflation Index Securities - 1.5%
2,763,647 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 3,312,644
U.S. Treasury Securities - 14.4%
2,685,000 U.S. Treasury Bond, 5.38%, 02/15/31 3,955,551
1,515,000 U.S. Treasury Bond, 4.75%, 02/15/37 2,387,131
9,310,000 U.S. Treasury Bond, 3.63%, 08/15/43 13,573,689
5,090,000 U.S. Treasury Note, 2.13%, 05/15/25 5,526,030
3,660,000 U.S. Treasury Note, 2.25%, 02/15/27 4,085,332
2,675,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 2,885,238
32,412,971
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 28.0%
Federal Home Loan Mortgage Corp. - 14.0%
1,350,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 1,611,273
1,695,000 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 1,756,806
860,661 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 947,299
930,000 Federal Home Loan Mortgage Corp.,
3.78%, 10/25/28 (c) 1,099,441
22,300 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 23,601
1,333,116 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 1,398,904
324,967 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 358,530
268,043 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 295,575
1,679,696 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 1,813,208
583,435 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 656,863
759,291 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 834,067
1,380,069 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 1,533,317
Principal
Amount
Security
Description Value
$ 1,255,845 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 $ 216,196
463,344 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 510,899
1,076,259 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 1,103,647
1,871 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 06/15/21 1,875
34,321 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 06/15/37 34,488
308,862 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 317,558
94,336 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 02/15/39 95,594
255,861 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 268,538
317,276 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 328,738
182,408 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 187,827
673,751 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 07/15/42 692,503
1,240,645 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 01/15/55 1,290,116
421,353 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/43 436,751
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 1,066,463
202,100,777 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 82,841
484,506 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 529,304
1,260,199 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 1,336,794
714,581 Seasoned Credit Risk Transfer Trust,
3.00%, 05/25/57 (d) 759,614
1,147,616 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 1,286,540
1,837,501 Seasoned Credit Risk Transfer Trust,
3.50%, 03/25/58 1,981,776
1,085,930 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 1,135,138
1,426,647 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 1,514,465
664,644 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 711,574
954,496 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 993,287
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,596,413

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
INCOME FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 $ 535,108
31,342,931
Federal National Mortgage Association - 11.9%
11,864 Federal National Mortgage Association
#679256, 7.50%, 08/01/22 11,965
149,095 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 171,333
142,629 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 160,310
14,359 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 15,937
16,446 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 17,435
115,285 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 129,674
604,831 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 652,907
31,152 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 33,034
252,604 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 290,080
46,081 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 54,477
559,114 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 625,947
167,202 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 188,965
191,865 Federal National Mortgage Association
#AL5404, 3.81%, 08/01/21 (c) 193,484
884,273 Federal National Mortgage Association
#AL9970, 3.41%, 02/01/27 (c) 926,184
2,138,965 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 2,346,114
1,299,821 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,466,032
676,909 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 742,591
822,944 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 932,443
1,375,977 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 1,512,711
575,351 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 608,582
1,658,379 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 1,788,010
1,084,857 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 1,198,652
759,511 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 802,714
757,579 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 835,122
Principal
Amount
Security
Description Value
$ 544,528 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 $ 581,700
922,294 Federal National Mortgage Association
Interest Only, 0.78%, 02/25/22 (c) 5,219
3,264,188 Federal National Mortgage Association
Interest Only, 0.48%, 07/25/22 (c) 16,201
626,962 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39 (c) 42,384
1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 2,252,632
710,000 Federal National Mortgage Association
REMIC, 3.50%, 12/25/37 766,691
977,891 Federal National Mortgage Association
REMIC, 4.15%, 04/25/29 (c) 1,116,199
184,307 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 193,418
338,161 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 381,183
195,286 Federal National Mortgage Association
REMIC, 5.00%, 02/25/32 221,247
178,312 Federal National Mortgage Association
REMIC, 4.00%, 07/25/39 179,484
472,896 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 485,289
528,376 Federal National Mortgage Association
REMIC, 1.50%, 01/25/40 531,231
1,082,245 Federal National Mortgage Association
REMIC, 3.00%, 08/25/43 1,132,753
972,448 Federal National Mortgage Association
REMIC, 3.00%, 08/25/45 1,021,426
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 1,098,605
980,971 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 979,475
26,709,840
Government National Mortgage Association - 2.1%
1,438,335 Government National Mortgage
Association, 2.85%, 04/16/50 1,489,930
844,656 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 930,353
702,967 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 761,260
1,427,061 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 1,620,874
2,516 Government National Mortgage
Association REMIC #751404, 5.03%,
06/20/61 (c) 2,551
4,804,968

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
INCOME FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Small Business Administration Participation Certificates - 0.0%
$ 18,938 SBA Small Business Investment Cos.,
2.88%, 09/10/21 $ 19,109
Total Government & Agency Obligations (Cost
$94,558,441) 103,886,842
Shares
Security
Description Value
Short-Term Investments - 1.9%
Investment Company - 1.9%
4,287,978 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.04% (g) 4,287,978
Total Short-Term Investments (Cost $4,287,978) 4,287,978
Investments, at value - 100.6% (Cost $209,335,291) 226,000,470
Other liabilities in excess of assets - (0.6)% (1,455,083)
NET ASSETS - 100.0% $ 224,545,387
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2020, the aggregate value of these liquid securities were
$37,327,738 or 16.6% of net assets.
(b) Floating rate security. Rate presented is as of September 30, 2020.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2020.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2020.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.4%
GOVERNMENT SECURITIES - 97.5%
Municipals - 97.5%
Iowa - 0.1%
$ 100,000 Xenia Rural Water District, Iowa RB,
3.00%, 12/01/20 $ 100,339
Nebraska - 96.1%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 299,247
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 358,554
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 316,215
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 212,680
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 187,512
175,000 Cass County Sanitary & Improvement
District No. 9, Nebraska GO, 2.90%,
05/15/22 179,643
100,000 Cass County School District No. 56
Conestoga, Nebraska GO, 1.30%,
12/15/20 100,233
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 258,805
500,000 City of Bellevue NE, Nebraska GO,
1.65%, 12/15/20 501,395
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 220,984
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 225,982
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 399,922
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 836,868
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 90,702
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 356,337
65,000 City of Grand Island NE Electric
System Revenue, Nebraska RB,
5.00%, 08/15/27 74,294
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 400,368
Principal
Amount
Security
Description Value
$ 375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 $ 401,393
65,000 City of La Vista NE, Nebraska GO,
1.00%, 05/01/21 65,317
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 249,337
260,000 City of Lincoln NE, Nebraska GO,
5.00%, 06/01/30 359,003
200,000 City of Lincoln NE, Nebraska RB,
4.50%, 08/15/22 203,136
480,000 City of Lincoln NE, Nebraska RB,
4.00%, 08/15/26 512,894
500,000 City of Lincoln NE, Nebraska RB,
3.55%, 04/01/27 518,205
400,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/30 543,304
250,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 3.13%,
09/01/30 263,467
110,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 119,925
55,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 59,907
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 387,173
450,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/31 550,642
500,000 City of Omaha NE, Nebraska GO,
5.00%, 01/15/29 630,595
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 709,210
200,000 City of Omaha NE, Nebraska GO,
5.00%, 05/01/33 235,300
470,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/22 497,829
190,000 City of Omaha NE, Nebraska RB,
5.00%, 02/01/26 202,217
355,000 City of Omaha NE, Nebraska Special
Tax Bond, 5.00%, 01/15/28 449,934
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 5.00%, 04/01/24 232,484
350,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/26 370,874
285,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/27 301,040
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 274,095
275,000 County of Buffalo NE, Nebraska GO,
4.00%, 12/15/31 285,018

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 $ 390,956
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 314,093
120,000 County of Douglas NE, Nebraska RB,
3.60%, 10/01/27 120,215
250,000 County of Sarpy NE, Nebraska COP,
2.80%, 12/15/20 250,938
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 201,154
265,000 Cuming County Public Power District
Operation Round-Up Fund, Nebraska
RB, 1.50%, 12/15/25 272,722
50,000 Douglas County Hospital Authority
No. 1, Nebraska RB, AMBAC,
5.25%, 09/01/21 52,280
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,292,692
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 214,162
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 268,908
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 758,085
95,000 Douglas County Sanitary &
Improvement District No. 445,
Nebraska GO, 1.85%, 12/15/20 95,313
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 204,280
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,673
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 262,415
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 276,153
105,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.85%, 03/15/33 105,545
295,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.90%, 03/15/34 296,525
210,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.95%, 03/15/35 211,079
190,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 4.00%, 03/15/36 190,969
Principal
Amount
Security
Description Value
$ 215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 $ 223,357
85,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.10%, 05/15/30 85,652
100,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.05%, 05/15/29 100,791
100,000 Douglas County Sanitary &
Improvement District No. 557,
Nebraska GO, 4.25%, 11/15/34 100,484
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 801,450
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 835,290
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 327,291
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 316,010
665,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/34 753,565
1,130,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/35 1,307,557
300,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 397,260
350,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/29 461,555
23,000 Elm Creek Rural Fire Protection
District No. 7, Nebraska GO, 1.40%,
10/15/20 23,011
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 494,383
265,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 317,714
185,000 Grand Island Public Schools, Nebraska
GO, 4.00%, 12/15/24 193,532
730,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 889,359
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 592,123
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 836,073
760,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/24 872,883
265,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/25 312,051
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 321,396
550,000 Lancaster County Correctional Facility
Joint Public Agency, Nebraska GO,
5.00%, 12/01/27 721,017

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 $ 598,455
765,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/26 891,623
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 334,822
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 573,002
500,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/32 524,995
200,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/25 209,998
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 564,425
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 1,054,220
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 587,470
500,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 572,755
1,000,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/21 1,054,200
180,000 Mid-Plains Community College Area
Facilities Corp., Nebraska RB, 3.00%,
10/15/25 183,116
1,475,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/30 1,567,777
140,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 148,781
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 234,293
200,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/26 213,826
540,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/27 576,828
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 522,825
330,000 Nebraska Investment Finance Authority,
Nebraska RB, 2.45%, 09/01/24 350,018
470,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.50%,
03/01/21 471,960
350,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.55%,
03/01/23 357,518
Principal
Amount
Security
Description Value
$ 500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 $ 521,875
175,000 Nebraska Investment Finance Authority,
Nebraska RB, 2.35%, 09/01/24 185,848
145,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/26 153,741
5,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/26 5,284
370,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 392,304
230,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 242,427
1,050,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 1,103,645
540,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/34 566,822
1,995,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/31 2,017,903
700,000 Nebraska State College Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 851,207
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 315,545
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 474,953
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 473,720
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 706,056
785,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/27 931,505
525,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 629,753
300,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 06/01/21 309,303
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,139,553
600,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 792,744
270,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/32 354,875
205,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/31 215,459
75,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/29 76,214
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 926,055
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 606,130
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 191,506

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 $ 661,137
1,500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,655,925
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 197,433
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 327,120
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 372,746
750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 929,415
125,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/26 146,819
280,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/28 328,874
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 160,205
45,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
2.45%, 10/15/22 45,063
70,000 Sarpy County Sanitary & Improvement
District No. 242, Nebraska GO,
3.00%, 03/15/27 70,132
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 104,743
120,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 120,251
420,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 556,450
385,000 Scotts Bluff County School District/
Gering School District, Nebraska GO,
5.00%, 12/01/23 415,561
220,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/25 272,503
225,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/26 286,900
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 352,590
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 467,912
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 316,707
200,000 State of Nebraska, Nebraska COP,
1.60%, 03/15/21 200,200
Principal
Amount
Security
Description Value
$ 500,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/22 $ 529,770
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 292,318
200,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/24 234,604
100,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/25 121,751
1,000,000 University of Nebraska, Nebraska RB,
4.00%, 07/01/31 1,210,030
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 4.00%, 07/15/30 595,585
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/25 610,190
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 626,465
400,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 440,324
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,936,827
200,000 West Haymarket Joint Public Agency,
Nebraska GO, 5.00%, 12/15/26 211,626
105,000 West Haymarket Joint Public Agency,
Nebraska GO, 4.00%, 12/15/28 109,843
200,000 Westside Community Schools, Nebraska
GO, 4.00%, 06/01/25 221,240
230,000 Westside Community Schools, Nebraska
GO, 4.00%, 06/01/27 252,466
450,000 York School District/NE, Nebraska GO,
2.00%, 12/15/25 478,705
72,722,765
North Dakota - 0.7%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 527,305
South Dakota - 0.6%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 475,490
73,825,899
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp. - 0.9%
600,000 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 667,222
Total Government & Agency Obligations (Cost
$70,968,478) 74,493,121

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Short-Term Investments - 2.0%
Investment Company - 2.0%
1,497,150 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.04% (a) $ 1,497,150
Total Short-Term Investments (Cost $1,497,150) 1,497,150
Investments, at value - 100.4% (Cost $72,465,628) 75,990,271
Other liabilities in excess of assets - (0.4)% (316,712)
NET ASSETS - 100.0% $ 75,673,559
(a) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
AMBAC American Municipal Bond Assurance Corporation
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
BALANCED FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 61.5%
Communication Services - 6.7%
7,475 Activision Blizzard, Inc. $ 605,101
1,027 Alphabet, Inc., Class C (a) 1,509,279
17,150 Comcast Corp., Class A 793,359
4,650 Facebook, Inc., Class A (a) 1,217,835
12,400 Verizon Communications, Inc. 737,676
4,863,250
Consumer Discretionary - 7.1%
635 Amazon.com, Inc. (a) 1,999,444
238 Booking Holdings, Inc. (a) 407,142
5,625 NIKE, Inc., Class B 706,162
885 O'Reilly Automotive, Inc. (a) 408,056
1,015 Pool Corp. 339,558
3,750 Royal Caribbean Cruises, Ltd. 242,737
2,760 The Home Depot, Inc. 766,480
1,195 Ulta Beauty, Inc. (a) 267,656
5,137,235
Consumer Staples - 4.4%
6,195 Church & Dwight Co., Inc. 580,533
3,325 Constellation Brands, Inc., Class A 630,121
2,020 Costco Wholesale Corp. 717,100
7,380 Lamb Weston Holdings, Inc. 489,073
5,450 Walmart, Inc. 762,509
3,179,336
Energy - 1.1%
3,100 Diamondback Energy, Inc. 93,372
3,400 EOG Resources, Inc. 122,196
8,650 Exxon Mobil Corp. 296,955
2,950 Phillips 66 152,928
7,100 Schlumberger NV 110,476
775,927
Financials - 5.3%
835 BlackRock, Inc. 470,564
3,225 Chubb, Ltd. 374,487
2,210 CME Group, Inc. 369,755
13,900 Equitable Holdings, Inc. 253,536
6,050 First American Financial Corp. 308,006
6,400 JPMorgan Chase & Co. 616,128
12,800 KeyCorp 152,704
23,400 Manulife Financial Corp. 325,494
4,500 Northern Trust Corp. 350,865
2,700 South State Corp. 130,005
7,200 U.S. Bancorp 258,120
9,400 Wells Fargo & Co. 220,994
3,830,658
Health Care - 9.2%
6,900 AMN Healthcare Services, Inc. (a) 403,374
5,975 Baxter International, Inc. 480,509
1,350 Biogen, Inc. (a) 382,968
12,400 Boston Scientific Corp. (a) 473,804
5,950 Edwards Lifesciences Corp. (a) 474,929
Shares
Security
Description Value
4,000 Eli Lilly and Co. $ 592,080
8,050 Horizon Therapeutics PLC (a) 625,324
1,340 Humana, Inc. 554,613
4,050 Integer Holdings Corp. (a) 238,990
2,790 Laboratory Corp. of America
Holdings (a) 525,273
1,914 LHC Group, Inc. (a) 406,840
1,855 Thermo Fisher Scientific, Inc. 819,020
4,165 Zoetis, Inc. 688,766
6,666,490
Industrials - 5.5%
4,950 AMETEK, Inc. 492,030
8,150 CSX Corp. 633,010
9,250 IAA, Inc. (a) 481,648
10,000 MasTec, Inc. (a) 422,000
6,137 Raytheon Technologies Corp. 353,123
1,285 Roper Technologies, Inc. 507,716
9,800 The Timken Co. 531,356
5,310 Waste Management, Inc. 600,933
4,021,816
Information Technology - 16.4%
1,740 Adobe, Inc. (a) 853,348
27,085 Apple, Inc. 3,136,714
1,900 Broadcom, Inc. 692,208
3,475 Cabot Microelectronics Corp. 496,265
4,205 CDW Corp. 502,624
15,500 Cisco Systems, Inc. 610,545
3,350 Citrix Systems, Inc. 461,328
1,950 FleetCor Technologies, Inc. (a) 464,295
2,750 Mastercard, Inc., Class A 929,967
5,300 Microchip Technology, Inc. 544,628
13,015 Microsoft Corp. 2,737,445
1,425 Paycom Software, Inc. (a) 443,603
11,872,970
Materials - 1.9%
8,390 Berry Global Group, Inc. (a) 405,405
4,825 FMC Corp. 511,016
2,055 Linde PLC 489,357
1,405,778
Real Estate - 2.0%
2,545 American Tower Corp. REIT 615,203
10,000 First Industrial Realty Trust, Inc. REIT 398,000
2,915 Sun Communities, Inc. REIT 409,878
1,423,081
Utilities - 1.9%
3,825 Atmos Energy Corp. 365,632
2,330 NextEra Energy, Inc. 646,715
5,900 Southwest Gas Holdings, Inc. 372,290
1,384,637
Total Common Stocks (Cost $26,471,508) 44,561,178

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
BALANCED FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 6.7%
Asset Backed Securities - 2.9%
$ 380,000 Cabela's Credit Card Master Note Trust,
2.71%, 02/17/26 (b) $ 399,233
100,000 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) 101,112
158,322 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 160,053
111,510 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 116,131
123,783 ELFI Graduate Loan Program 2020-A,
LLC, 1.73%, 08/25/45 (b) 125,215
79,670 Missouri Higher Education Loan
Authority (USD 1 Month LIBOR +
0.83%), 0.98%, 01/26/26 (c) 74,330
130,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.75%, 10/15/31 (b)(c) 131,623
231,129 Pawnee Equipment Receivables, 2.29%,
10/15/24 (b) 233,301
81,932 PHEAA Student Loan Trust (USD 3
Month LIBOR + 1.10%), 1.33%,
06/25/38 (b)(c) 81,704
95,289 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.95%, 12/24/33 (b)(c) 95,041
174,519 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.89%,
07/25/22 (c) 171,581
23,568 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (b) 23,698
83,654 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 90,129
97,417 Vantage Data Centers Issuer, LLC,
4.07%, 02/16/43 (b) 100,769
180,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (b) 180,000
2,083,920
Non-Agency Commercial Mortgage Backed Securities - 2.7%
375,000 American Tower Trust #1, 3.07%,
03/15/23 (b) 382,655
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 202,418
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 145,112
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 185,913
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 223,921
Principal
Amount
Security
Description Value
$ 232,039 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) $ 241,681
230,000 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) 230,000
124,904 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (b)(d) 125,835
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 86,566
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 167,638
1,991,739
Non-Agency Residential Mortgage Backed Securities - 1.1%
80,641 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.02%, 12/25/33 (b)(c) 79,169
95,860 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.24%, 04/28/39 (c) 95,784
138,677 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(d) 138,908
95,484 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(d) 102,031
28,340 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(d) 29,801
63,893 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (b)(d) 64,649
68,665 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 0.65%,
05/25/36 (b)(c) 68,430
52,216 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(d) 56,483
30,650 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (b)(d) 31,197
100,624 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (b)(d) 101,636
768,088
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $4,698,108) 4,843,747
Corporate Bonds - 12.8%
Communication Services - 1.1%
348,000 AT&T, Inc., 4.30%, 02/15/30 412,015
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 383,501
795,516
Consumer Discretionary - 1.6%
186,000 Dollar General Corp., 3.25%, 04/15/23 197,361
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 103,979
265,000 McDonald's Corp., 2.13%, 03/01/30 275,555
50,000 Newell Brands, Inc., 4.70%, 04/01/26 53,289

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
BALANCED FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 50,000 Starbucks Corp., 2.00%, 03/12/27 $ 52,863
220,000 The TJX Cos., Inc., 3.75%, 04/15/27 252,082
215,000 Whirlpool Corp., 4.70%, 06/01/22 228,406
1,163,535
Consumer Staples - 0.6%
175,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 183,317
270,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 298,805
482,122
Financials - 4.9%
250,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (d) 279,273
180,000 CBRE Services, Inc., 5.25%, 03/15/25 206,434
240,000 Citigroup, Inc., 3.89%, 01/10/28 (d) 271,456
395,000 CME Group, Inc., 3.00%, 03/15/25 432,208
245,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 277,016
230,000 JPMorgan Chase & Co., 3.25%,
09/23/22 243,085
90,000 KeyCorp, MTN, 2.25%, 04/06/27 95,192
120,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 131,310
180,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (d) 204,973
70,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 75,136
245,000 Regions Financial Corp., 3.80%,
08/14/23 265,617
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 249,220
265,000 The Goldman Sachs Group, Inc.,
3.00%, 04/26/22 268,822
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (d)(e) 248,680
270,000 Wells Fargo & Co., 3.00%, 04/22/26 293,672
3,542,094
Health Care - 0.2%
132,000 Becton Dickinson and Co., 3.73%,
12/15/24 145,898
Industrials - 2.2%
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 271,281
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 284,480
150,000 Roper Technologies, Inc., 2.80%,
12/15/21 153,790
200,000 Textron, Inc., 3.65%, 03/01/21 202,387
170,000 TTX Co., 3.60%, 01/15/25 (b) 188,379
235,000 Union Pacific Corp., 3.95%, 09/10/28 277,026
Principal
Amount
Security
Description Value
$ 155,000 Volkswagen Group of America Finance,
LLC, 4.25%, 11/13/23 (b) $ 170,298
1,547,641
Information Technology - 1.9%
260,000 Applied Materials, Inc., 1.75%,
06/01/30 266,496
215,000 eBay, Inc., 3.60%, 06/05/27 242,518
200,000 NVIDIA Corp., 2.85%, 04/01/30 225,414
200,000 Oracle Corp., 3.40%, 07/08/24 218,855
293,000 QUALCOMM, Inc., 2.15%, 05/20/30 306,984
130,000 Xilinx, Inc., 2.38%, 06/01/30 136,802
1,397,069
Materials - 0.3%
209,000 Albemarle Corp., 4.15%, 12/01/24 227,674
Total Corporate Bonds (Cost $8,630,567) 9,301,549
Government & Agency Obligations - 16.1%
GOVERNMENT SECURITIES - 14.1%
Municipals - 1.0%
350,000 California State University, California
RB, 5.45%, 11/01/22 387,100
115,000 Elkhorn School District, Nebraska GO,
1.64%, 12/15/30 114,577
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 125,512
100,000 Vista Community Development
Commission, California Tax
Allocation Bond, 7.61%, 09/01/21 100,498
727,687
Treasury Inflation Index Securities - 1.2%
232,843 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 278,564
583,215 U.S. Treasury Inflation Indexed Note,
0.13%, 01/15/22 (f) 593,012
871,576
U.S. Treasury Securities - 11.9%
105,000 U.S. Treasury Note, 2.00%, 02/28/21 105,788
2,335,000 U.S. Treasury Note, 1.63%, 11/15/22 2,408,060
3,605,000 U.S. Treasury Note, 2.13%, 05/15/25 3,913,819
1,865,000 U.S. Treasury Note, 2.25%, 02/15/27 2,081,733
95,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 102,466
8,611,866
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.0%
Federal Home Loan Mortgage Corp. - 1.4%
200,000 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 207,293
186,106 Federal Home Loan Mortgage Corp.,
2.75%, 12/15/54 (g) 194,524
115,000 Federal Home Loan Mortgage Corp.,
3.78%, 10/25/28 (d) 135,952

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
BALANCED FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Principal
Amount
Security
Description Value
$ 130,060 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 $ 136,478
49,843 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 51,247
86,514 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 90,801
24,959,876 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (b) 10,231
130,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 137,440
963,966
Federal National Mortgage Association - 0.4%
48,556 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 51,397
146,684 Federal National Mortgage Association
REMIC, 4.15%, 04/25/29 (d) 167,430
71,810 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 73,692
292,519
Government National Mortgage Association - 0.2%
142,942 Government National Mortgage
Association, 3.50%, 01/20/69 (d) 157,444
Total Government & Agency Obligations (Cost
$10,799,893) 11,625,058
Shares
Security
Description Value
Short-Term Investments - 3.1%
Investment Company - 3.1%
2,274,593 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.04% (h) 2,274,593
Total Short-Term Investments (Cost $2,274,593) 2,274,593
Investments, at value - 100.2% (Cost $52,874,669) 72,606,125
Other liabilities in excess of assets - (0.2)% (138,752)
NET ASSETS - 100.0% $ 72,467,373
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
September 30, 2020, the aggregate value of these liquid securities were
$4,888,688 or 6.7% of net assets.
(c) Floating rate security. Rate presented is as of September 30, 2020.
(d) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of September 30, 2020.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of September 30, 2020.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
GROWTH OPPORTUNITIES FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Common Stocks - 98.0%
Communication Services - 5.4%
70,400 Altice USA, Inc., Class A (a) $ 1,830,400
5,700 IAC/InterActiveCorp (a) 682,746
10,200 Spotify Technology SA (a) 2,474,214
20,200 Twitter, Inc. (a) 898,900
261,300 Zynga, Inc. (a) 2,383,056
8,269,316
Consumer Discretionary - 11.8%
2,800 Burlington Stores, Inc. (a) 577,052
5,800 Domino's Pizza, Inc. 2,466,624
7,400 DR Horton, Inc. 559,662
9,310 Five Below, Inc. (a) 1,182,370
4,200 Hilton Worldwide Holdings, Inc. 358,344
9,900 Lululemon Athletica , Inc. (a) 3,260,763
17,200 Ollie's Bargain Outlet Holdings, Inc. (a) 1,502,420
5,900 O'Reilly Automotive, Inc. (a) 2,720,372
8,600 Planet Fitness, Inc., Class A (a) 529,932
17,200 Restaurant Brands International, Inc. 989,172
64,700 Stitch Fix, Inc., Class A (a) 1,755,311
45,900 YETI Holdings, Inc. (a) 2,080,188
17,982,210
Consumer Staples - 3.6%
26,100 Church & Dwight Co., Inc. 2,445,831
13,600 Post Holdings, Inc. (a) 1,169,600
54,900 The Kroger Co. 1,861,659
5,477,090
Financials - 4.0%
1,000 eHealth, Inc. (a) 79,000
3,000 FactSet Research Systems, Inc. 1,004,640
14,400 LPL Financial Holdings, Inc. 1,104,048
3,600 MarketAxess Holdings, Inc. 1,733,724
4,600 MSCI, Inc. 1,641,188
16,000 OneMain Holdings, Inc. 500,000
6,062,600
Health Care - 25.1%
15,200 Alexion Pharmaceuticals, Inc. (a) 1,739,336
8,300 Bio- Techne Corp. 2,056,159
26,100 Horizon Therapeutics PLC (a) 2,027,448
5,600 IDEXX Laboratories, Inc. (a) 2,201,416
31,200 Immunomedics , Inc. (a) 2,652,936
18,200 Incyte Corp. (a) 1,633,268
8,510 Insulet Corp. (a) 2,013,381
4,900 Integer Holdings Corp. (a) 289,149
7,400 LHC Group, Inc. (a) 1,572,944
19,300 Livongo Health, Inc. (a) 2,702,965
9,500 Masimo Corp. (a) 2,242,570
14,000 McKesson Corp. 2,085,020
14,400 PerkinElmer, Inc. 1,807,344
Shares
Security
Description Value
11,400 Quidel Corp. (a) $ 2,500,932
10,900 Sarepta Therapeutics, Inc. (a) 1,530,687
9,800 Seattle Genetics, Inc. (a) 1,917,762
80,400 SmileDirectClub , Inc. (a) 939,072
5,700 Teleflex, Inc. 1,940,394
6,300 The Cooper Cos., Inc. 2,123,856
8,600 Veeva Systems, Inc., Class A (a) 2,418,234
38,394,873
Industrials - 12.2%
22,900 AMETEK, Inc. 2,276,260
6,270 Cintas Corp. 2,086,844
3,150 CoStar Group, Inc. (a) 2,672,806
13,900 Dover Corp. 1,505,926
13,600 IAA, Inc. (a) 708,152
12,800 ITT, Inc. 755,840
11,100 Old Dominion Freight Line, Inc. 2,008,212
40,500 Quanta Services, Inc. 2,140,830
2,030 TransDigm Group, Inc. 964,494
28,900 TransUnion 2,431,357
12,400 XPO Logistics, Inc. (a) 1,049,784
18,600,505
Information Technology - 31.2%
7,800 Advanced Micro Devices, Inc. (a) 639,522
18,900 Akamai Technologies, Inc. (a) 2,089,206
7,700 Atlassian Corp. PLC, Class A (a) 1,399,783
14,100 Broadridge Financial Solutions, Inc. 1,861,200
9,670 CDW Corp. 1,155,855
17,200 DocuSign, Inc. (a) 3,702,128
95,000 Dropbox, Inc., Class A (a) 1,829,700
5,160 Fair Isaac Corp. (a) 2,194,961
6,210 FleetCor Technologies, Inc. (a) 1,478,601
15,600 Fortinet, Inc. (a) 1,837,836
13,900 Inphi Corp. (a) 1,560,275
10,000 Jack Henry & Associates, Inc. 1,625,900
10,600 KLA Corp. 2,053,644
30,000 LivePerson , Inc. (a) 1,559,700
17,800 Microchip Technology, Inc. 1,829,128
9,400 Palo Alto Networks, Inc. (a) 2,300,650
16,650 Paychex, Inc. 1,328,170
8,200 Paycom Software, Inc. (a) 2,552,660
49,300 Pure Storage, Inc., Class A (a) 758,727
9,150 RingCentral, Inc., Class A (a) 2,512,681
12,300 Science Applications International Corp. 964,566
14,490 Splunk , Inc. (a) 2,726,004
16,400 SS&C Technologies Holdings, Inc. 992,528
10,500 Twilio , Inc. (a) 2,594,445
25,400 Xilinx, Inc. 2,647,696
5,400 Zebra Technologies Corp. (a) 1,363,284
47,558,850

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
GROWTH OPPORTUNITIES FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

Shares
Security
Description Value
Materials - 2.9%
24,800 Ball Corp. $ 2,061,376
33,400 Berry Global Group, Inc. (a) 1,613,888
7,000 FMC Corp. 741,370
4,416,634
Real Estate - 1.8%
46,000 Americold Realty Trust REIT 1,644,500
8,400 Sun Communities, Inc. REIT 1,181,124
2,825,624
Total Common Stocks (Cost $102,253,388) 149,587,702
Shares
Security
Description Value
Short-Term Investments - 2.0%
Investment Company - 2.0%
3,018,862
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.04% (b) 3,018,862
Total Short-Term Investments (Cost $3,018,862) 3,018,862
Investments, at value - 100.0% (Cost $105,272,250) 152,606,564
Other liabilities in excess of assets - 0.0% (70,438)
NET ASSETS - 100.0% $ 152,536,126
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
PLC Public Limited Company
REIT Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
SMALL/MID CAP FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.7%
Communication Services - 2.1%
598 Nexstar Media Group, Inc., Class A $ 53,778
Consumer Discretionary - 12.4%
282 Burlington Stores, Inc. (a) 58,118
814 Dorman Products, Inc. (a) 73,569
619 Dunkin' Brands Group, Inc. 50,702
611 Ollie's Bargain Outlet Holdings, Inc. (a) 53,371
543 Tractor Supply Co. 77,834
313,594
Consumer Staples - 3.4%
316 Casey's General Stores, Inc. 56,137
120 Coca-Cola Consolidated, Inc. 28,882
85,019
Energy - 1.5%
4,126 Parsley Energy, Inc., Class A 38,619
Financials - 13.4%
288 Affiliated Managers Group, Inc. 19,693
739 Arthur J Gallagher & Co. 78,024
671 Cullen/Frost Bankers, Inc. 42,910
861 Selective Insurance Group, Inc. 44,333
897 South State Corp. 43,191
1,079 Stifel Financial Corp. 54,554
611 UMB Financial Corp. 29,945
1,179 United Bankshares , Inc. 25,313
337,963
Health Care - 17.2%
1,433 AMN Healthcare Services, Inc. (a) 83,773
417 ICON PLC (a) 79,684
1,226 Integra LifeSciences Holdings Corp. (a) 57,892
171 LHC Group, Inc. (a) 36,348
130 Masimo Corp. (a) 30,688
822 Omnicell , Inc. (a) 61,370
658 PerkinElmer, Inc. 82,586
432,341
Industrials - 17.0%
758 Barnes Group, Inc. 27,091
395 Carlisle Cos., Inc. 48,336
585 EnerSys 39,265
570 Fortune Brands Home & Security, Inc. 49,316
694 Forward Air Corp. 39,822
664 Franklin Electric Co., Inc. 39,063
434 Oshkosh Corp. 31,899
1,025 Quanta Services, Inc. 54,182
758 Robert Half International, Inc. 40,129
630 Tetra Tech, Inc. 60,165
429,268
Information Technology - 17.0%
609 Ambarella , Inc. (a) 31,778
376 Broadridge Financial Solutions, Inc. 49,632
222 CACI International, Inc., Class A (a) 47,321
224 Coherent, Inc. (a) 24,848
Shares
Security
Description Value
748 ExlService Holdings, Inc. (a) $ 49,345
427 Leidos Holdings, Inc. 38,067
288 Littelfuse , Inc. 51,074
419 MAXIMUS, Inc. 28,664
286 MKS Instruments, Inc. 31,240
1,333 MTS Systems Corp. 25,474
619 PTC, Inc. (a) 51,204
428,647
Materials - 4.6%
427 Balchem Corp. 41,688
893 RPM International, Inc. 73,976
115,664
Real Estate - 7.5%
893 American Campus Communities, Inc.
REIT 31,184
983 Duke Realty Corp. REIT 36,273
2,328 Easterly Government Properties, Inc.
REIT 52,171
246 Jones Lang LaSalle, Inc. 23,532
673 Lamar Advertising Co., Class A REIT 44,532
187,692
Utilities - 2.6%
809 IDACORP, Inc. 64,639
Total Common Stocks (Cost $2,316,558) 2,487,224
Shares
Security
Description Value
Short-Term Investments - 1.6%
Investment Company - 1.6%
40,573 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.04% (b) 40,573
Total Short-Term Investments (Cost $40,573) 40,573
Investments, at value - 100.3% (Cost $2,357,131) 2,527,797
Other liabilities in excess of assets - (0.3)% (7,484)
NET ASSETS - 100.0% $ 2,520,313

SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2020 (Unaudited)
SMALL COMPANY FUND
Semi-Annual Report 2020
See accompanying Notes to Financial Statements.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 97.2%
Communication Services - 2.3%
178,239 Nexstar Media Group, Inc., Class A $ 16,029,033
Consumer Discretionary - 11.5%
412,358 Boot Barn Holdings, Inc. (a) 11,603,754
224,003 Dorman Products, Inc. (a) 20,245,391
485,359 G-III Apparel Group, Ltd. (a) 6,363,056
427,894 La-Z-Boy, Inc. 13,534,287
501,722 Movado Group, Inc. 4,987,117
130,548 Ollie's Bargain Outlet Holdings, Inc. (a) 11,403,368
287,832 Standard Motor Products, Inc. 12,851,699
80,988,672
Consumer Staples - 1.9%
30,831 Coca-Cola Consolidated, Inc. 7,420,405
43,115 J & J Snack Foods Corp. 5,621,765
13,042,170
Energy - 1.2%
897,946 Parsley Energy, Inc., Class A 8,404,775
Financials - 16.0%
521,228 Atlantic Union Bankshares Corp. 11,138,642
338,533 Mercantile Bank Corp. 6,100,365
324,925 Moelis & Co., Class A 11,417,864
1,086,294 Old National Bancorp 13,643,853
299,995 Selective Insurance Group, Inc. 15,446,743
268,924 South State Corp. 12,948,691
169,447 Stewart Information Services Corp. 7,409,917
327,574 Stifel Financial Corp. 16,562,141
170,290 UMB Financial Corp. 8,345,913
422,715 United Bankshares , Inc. 9,075,691
112,089,820
Health Care - 15.3%
399,111 AMN Healthcare Services, Inc. (a) 23,332,029
307,221 HMS Holdings Corp. (a) 7,357,943
363,101 Integra LifeSciences Holdings Corp. (a) 17,145,629
103,269 LHC Group, Inc. (a) 21,950,859
130,668 Medpace Holdings, Inc. (a) 14,602,149
231,711 Omnicell , Inc. (a) 17,299,543
98,995 Pacira BioSciences , Inc. (a) 5,951,579
107,639,731
Industrials - 18.3%
169,809 American Woodmark Corp. (a) 13,336,799
236,287 Barnes Group, Inc. 8,444,897
218,583 Comfort Systems USA, Inc. 11,259,210
113,206 CSW Industrials, Inc. 8,745,163
155,116 EnerSys 10,411,386
237,010 Forward Air Corp. 13,599,634
242,309 Franklin Electric Co., Inc. 14,255,038
191,005 ICF International, Inc. 11,752,538
302,524 Kforce , Inc. 9,732,197
266,154 Korn Ferry 7,718,466
200,639 Tetra Tech, Inc. 19,161,025
128,416,353
Shares
Security
Description Value
Information Technology - 16.3%
128,139 Ambarella , Inc. (a) $ 6,686,293
505,933 Benchmark Electronics, Inc. 10,194,550
45,884 CACI International, Inc., Class A (a) 9,780,633
192,908 Cass Information Systems, Inc. 7,762,618
389,865 CTS Corp. 8,588,726
144,903 Diodes, Inc. (a) 8,179,774
187,836 ExlService Holdings, Inc. (a) 12,391,541
59,719 Littelfuse , Inc. 10,590,567
319,418 MTS Systems Corp. 6,104,078
346,723 Onto Innovation, Inc. (a) 10,325,411
254,992 Silicon Motion Technology Corp., ADR 9,633,598
73,102 SPS Commerce, Inc. (a) 5,692,453
254,713 Sykes Enterprises, Inc. (a) 8,713,732
114,643,974
Materials - 3.5%
146,324 Balchem Corp. 14,285,612
255,436 Carpenter Technology Corp. 4,638,718
107,305 Kaiser Aluminum Corp. 5,750,475
24,674,805
Real Estate - 6.6%
158,970 Agree Realty Corp. REIT 10,116,851
651,785 Easterly Government Properties, Inc.
REIT 14,606,502
355,514 Getty Realty Corp. REIT 9,246,919
436,565 Marcus & Millichap, Inc. (a) 12,014,269
45,984,541
Utilities - 4.3%
94,780 Chesapeake Utilities Corp. 7,989,954
184,260 IDACORP, Inc. 14,722,374
200,278 Unitil Corp. 7,738,742
30,451,070
Total Common Stocks (Cost $601,890,035) 682,364,944
Shares
Security
Description Value
Short-Term Investments - 2.5%
Investment Company - 2.5%
17,183,938 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.04% (b) 17,183,938
Total Short-Term Investments (Cost $17,183,938) 17,183,938
Investments, at value - 99.7% (Cost $619,073,973) 699,548,882
Other assets in excess of liabilities - 0.3% 2,179,908
NET ASSETS - 100.0% $ 701,728,790

Semi-Annual Report 2020
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2020 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE
BOND FUND INCOME FUND
Assets:
Investments, at cost $ 212,405,889 $ 209,335,291
Unrealized appreciation of investments
5,108,470 16,665,179
Total investments, at value 217,514,359 226,000,470
Receivable for capital shares issued 818,682 256,221
Receivable for investments sold – 279,160
Interest and dividends receivable 1,163,118 1,234,603
Receivable from investment advisor – –
Prepaid expenses 35,781 35,305
Total Assets
219,531,940 227,805,759
Liabilities:
Distributions payable 292,339 381,728
Payable for investments purchased 3,034,254 2,753,826
Payable for capital shares redeemed 328,695 6,714
Accrued expenses and other payables:
Investment advisory fees 47,298 56,123
Administration fees payable to non-related parties 7,861 8,222
Administration fees payable to related parties 12,295 12,855
Shareholder service fees 2,529 1,834
Other fees 37,919 39,070
Total Liabilities
3,763,190 3,260,372
Net Assets
$ 215,768,750 $ 224,545,387
Composition of Net Assets:
Paid-In Capital $ 212,998,295 $ 211,226,740
Distributable earnings 2,770,455 13,318,647
Net Assets
$ 215,768,750 $ 224,545,387
Institutional Class:
Net assets 10,961,168 5,990,137
Shares of beneficial interest (See note 5 ) 1,151,060 545,468
Net asset value, offering and redemption price per share
$ 9.52 $ 10.98
Institutional Plus Class:
Net assets 204,807,582 218,555,250
Shares of beneficial interest (See note 5 ) 21,441,199 19,903,480
Net asset value, offering and redemption price per share
$ 9.55 $ 10.98

Semi-Annual Report 2020
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2020 (Unaudited)

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE
FUND BALANCED FUND
GROWTH
OPPORTUNITIES
FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 72,465,628 $ 52,874,669 $ 105,272,250 $ 2,357,131 $ 619,073,973
3,524,643 19,731,456 47,334,314 170,666 80,474,909
75,990,271 72,606,125 152,606,564 2,527,797 699,548,882
56,714 946 36,281 – 2,529,722
– 179,513 1,956,617 – –
705,409 176,367 45,288 867 644,961
– – – 6,931 –
9,420 23,237 30,268 2,313 114,616
76,761,814 72,986,188 154,675,018 2,537,908 702,838,181
80,380 – – – –
965,757 431,965 1,884,359 – –
3,481 18,504 122,953 – 482,800
9,943 29,947 84,979 – 448,449
2,764 2,692 5,565 95 26,267
4,328 4,195 8,587 145 40,663
– 8,321 4,541 23 17,831
21,602 23,191 27,908 17,332 93,381
1,088,255 518,815 2,138,892 17,595 1,109,391
$ 75,673,559 $ 72,467,373 $ 152,536,126 $ 2,520,313 $ 701,728,790
$ 72,200,638 $ 49,032,925 $ 79,581,298 $ 2,411,401 $ 707,335,834
3,472,921 23,434,448 72,954,828 108,912 (5,607,044)
$ 75,673,559 $ 72,467,373 $ 152,536,126 $ 2,520,313 $ 701,728,790
– 35,492,704 14,333,005 14,622 55,403,728
– 1,893,388 738,321 1,480 2,413,837
$ – $ 18.75 $ 19.41 $ 9.88 $ 22.95
75,673,559 36,974,669 138,203,121 2,505,691 646,325,062
7,609,012 1,994,217 6,920,659 252,954 27,945,807
$ 9.95 $ 18.54 $ 19.97 $ 9.91 $ 23.13

Semi-Annual Report 2020
Statements of Operations
September 30, 2020 (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE
BOND FUND INCOME FUND
Investment Income:
Interest $ 2,484,421 $ 2,878,913
Dividend 11,076 1,151
Foreign tax withholding – –
Total Income
2,495,497 2,880,064
Expenses:
Investment advisory fees (Note 3) 515,794 663,032
Administration fees 121,829 130,533
Shareholder service fees - Institutional Class 10,120 5,241
Custodian fees 9,356 10,455
Chief compliance officer fees 7,366 7,876
Director fees 11,276 12,073
Registration and filing fees 12,014 11,793
Transfer agent fees 31,277 31,281
Other Fees 62,432 62,489
Total expenses before waivers 781,464 934,773
Expenses waived by adviser (Note 3)
(236,774) (323,774)
Total Expenses
544,690 610,999
Net Investment Income (Loss)
1,950,807 2,269,065
Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments transactions 536,622 1,111,122
Change in unrealized appreciation (depreciation) on investments
4,590,518 5,727,297
Net realized and unrealized gain on investments
5,127,140 6,838,419
Net increase in net assets from operations
$ 7,077,947 $ 9,107,484

Semi-Annual Report 2020
Statements of Operations
September 30, 2020 (Unaudited)

See accompanying Notes to Financial Statements.
NEBRASKA TAX-FREE
FUND BALANCED FUND
GROWTH
OPPORTUNITIES
FUND SMALL/MID CAP FUND
SMALL COMPANY
FUND
$ 790,981 $ 334,449 $ – $ – $ –
627 306,930 366,266 14,504 5,074,180
– (1,194) (2,683) – –
791,608 640,185 363,583 14,504 5,074,180
150,728 263,585 533,712 9,100 2,898,160
44,514 41,504 84,025 1,263 402,613
– 33,004 11,347 23 65,570
2,780 3,134 5,367 3,001 25,735
2,687 2,508 5,097 77 24,500
4,119 3,822 7,639 115 36,566
1,043 11,907 13,422 2,978 29,729
9,715 21,717 32,129 11,333 147,912
38,568 36,010 31,558 21,409 81,120
254,154 417,191 724,296 49,299 3,711,905
(85,645) (86,924) (47,156) (39,142) (291,225)
168,509 330,267 677,140 10,157 3,420,680
623,099 309,918 (313,557) 4,347 1,653,500
255,793 2,170,829 21,478,469 (5,355) (16,318,843)
1,343,543 9,376,802 27,462,158 418,397 98,747,781
1,599,336 11,547,631 48,940,627 413,042 82,428,938
$ 2,222,435 $ 11,857,549 $ 48,627,070 $ 417,389 $ 84,082,438

Semi-Annual Report 2020
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
SHORT-INTERMEDIATE BOND FUND
For the Six Months
Ended
September 30, 2020
For the Year
Ended
March 31, 2020
Operations:
Net investment income $ 1,950,807 $ 4,406,539
Net realized gain (loss) on investment transactions 536,622 498,702
Net change in unrealized appreciation (depreciation) on investments 4,590,518 323,095
Net increase (decrease) in net assets from operations
7,077,947 5,228,336
Distributions to Shareholders:
Institutional Class (110,545) (245,658)
Institutional Plus Class (2,158,990) (4,472,125)
Change in net assets from distributions to shareholders
(2,269,535) (4,717,783)
Capital Transactions:
Proceeds from shares issued
Institutional Class 738,599 1,596,447
Institutional Plus Class 23,243,800 46,270,678
Proceeds from dividends reinvested
Institutional Class 85,061 193,801
Institutional Plus Class 417,630 868,591
Cost of shares redeemed
Institutional Class
(771,530) (1,748,764)
Institutional Plus Class
(13,131,857) (29,541,728)
Change in net assets from capital transactions
10,581,703 17,639,025
Change in net assets
15,390,115 18,149,578
Net Assets:
Beginning of Period
200,378,635 182,229,057
End of Period
$ 215,768,750 $ 200,378,635
Share Transactions Institutional Class:
Shares issued 77,940 171,275
Shares reinvested 8,954 20,703
Shares redeemed
(81,272) (187,184)
Change in shares
5,622 4,794
Share Transactions Institutional Plus Class:
Shares issued 2,437,723 4,929,077
Shares reinvested 43,831 92,512
Shares redeemed
(1,383,312) (3,147,846)
Change in shares
1,098,242 1,873,743

Semi-Annual Report 2020
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
INCOME FUND NEBRASKA TAX-FREE FUND BALANCED FUND
For the Six Months
Ended
September 30, 2020
For the Year
Ended
March 31, 2020
For the Six Months
Ended
September 30, 2020
For the Year
Ended
March 31, 2020
For the Six Months
Ended
September 30, 2020
For the Year
Ended
March 31, 2020
$ 2,269,065 $ 5,172,748 $ 623,099 $ 1,572,777 $ 309,918 $ 798,266
1,111,122 958,471 255,793 (51,331) 2,170,829 3,287,909
5,727,297 8,844,847 1,343,543 2,381,079 9,376,802 (4,735,780)
9,107,484 14,976,066 2,222,435 3,902,525 11,857,549 (649,605)
(72,608) (166,935) – – (138,373) (1,803,989)
(2,787,282) (5,889,633) (623,095) (1,646,438) (185,214) (1,749,752)
(2,859,890) (6,056,568) (623,095) (1,646,438) (323,587) (3,553,741)
192,706 653,225 – – 682,175 1,526,871
13,998,632 38,192,608 6,212,530 11,054,567 2,113,936 5,285,256
72,448 166,403 – – 127,333 1,680,316
383,432 819,497 110,970 272,209 156,080 1,490,812
(329,651) (1,529,500) – – (3,996,619) (7,333,369)
(12,890,110) (26,953,804) (7,918,559) (9,707,953) (2,418,037) (5,703,461)
1,427,457 11,348,429 (1,595,059) 1,618,823 (3,335,132) (3,053,575)
7,675,051 20,267,927 4,281 3,874,910 8,198,830 (7,256,921)
216,870,336 196,602,409 75,669,278 71,794,368 64,268,543 71,525,464
$ 224,545,387 $ 216,870,336 $ 75,673,559 $ 75,669,278 $ 72,467,373 $ 64,268,543
17,668 62,559 – – 36,458 86,805
6,620 15,772 – – 6,968 95,528
(30,207) (145,490) – – (223,259) (427,225)
(5,919) (67,159) – – (179,833) (244,892)
1,278,172 3,624,681 626,224 1,137,410 118,356 307,893
35,038 77,600 11,208 27,993 8,634 85,859
(1,181,095) (2,548,545) (802,001) (998,363) (140,780) (332,015)
132,115 1,153,736 (164,569) 167,040 (13,790) 61,737

Semi-Annual Report 2020
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
GROWTH OPPORTUNITIES FUND
For the Six Months
Ended
September 30, 2020
For the Year
Ended
March 31, 2020
Operations:
Net investment income (loss) $ (313,557) $ (31,774)
Net realized gain (loss) on investment transactions 21,478,469 11,447,990
Net change in unrealized appreciation (depreciation) on investments 27,462,158 (26,376,172)
Net increase (decrease) in net assets from operations
48,627,070 (14,959,956)
Distributions to Shareholders:
Institutional Class – (803,304)
Institutional Plus Class – (7,251,010)
Change in net assets from distributions to shareholders
– (8,054,314)
Capital Transactions:
Proceeds from shares issued
Institutional Class 188,314 323,327
Institutional Plus Class 4,071,827 15,262,256
Proceeds from dividends reinvested
Institutional Class – 765,846
Institutional Plus Class – 3,856,918
Cost of shares redeemed
Institutional Class
(1,055,095) (3,151,785)
Institutional Plus Class
(13,960,465) (21,961,417)
Change in net assets from capital transactions
(10,755,419) (4,904,855)
Change in net assets
37,871,651 (27,919,125)
Net Assets:
Beginning of Period
114,664,475 142,583,600
End of Period
$ 152,536,126 $ 114,664,475
Share Transactions Institutional Class:
Shares issued 11,033 19,418
Shares reinvested – 45,290
Shares redeemed
(59,617) (188,136)
Change in shares
(48,584) (123,428)
Share Transactions Institutional Plus Class:
Shares issued 227,319 883,185
Shares reinvested – 222,045
Shares redeemed
(769,080) (1,291,575)
Change in shares
(541,761) (186,345)
* Commencement of operations.

Semi-Annual Report 2020
Statements of Changes in Net Assets (Unaudited)

See accompanying Notes to Financial Statements.
SMALL/MID CAP FUND SMALL COMPANY FUND
For the Six Months
Ended
September 30, 2020
August 1, 2019
*
Through
March 31, 2020
For the Six Months
Ended
September 30, 2020
For the Year
Ended
March 31, 2020
$ 4,347 $ 4,008 $ 1,653,500 $ 3,833,077
(5,355) (62,566) (16,318,843) (63,182,388)
418,397 (247,731) 98,747,781 (130,306,531)
417,389 (306,289) 84,082,438 (189,655,842)
– (36) – (1,130,610)
– (2,152) – (11,261,847)
– (2,188) – (12,392,457)
3,553 24,901 9,803,106 19,583,511
556,881 1,837,926 197,335,012 301,966,907
– 36 – 1,007,202
– 1,222 – 7,182,603
(11,834) (1,049) (17,555,098) (38,693,082)
– (235) (150,815,844) (326,108,229)
548,600 1,862,801 38,767,176 (35,061,088)
965,989 1,554,324 122,849,614 (237,109,387)
1,554,324 – 578,879,176 815,988,563
$ 2,520,313 $ 1,554,324 $ 701,728,790 $ 578,879,176
364 2,510 450,120 725,055
– 3 – 34,600
(1,297) (100) (793,813) (1,449,193)
(933) 2,413 (343,693) (689,538)
61,529 191,334 9,087,558 11,203,250
– 113 – 245,307
– (22) (6,779,123) (12,113,217)
61,529 191,425 2,308,435 (664,660)

Financial Highlights (Unaudited)
For a Share Outstanding
Semi-Annual Report 2020

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
and Unrealized
Gains (Losses)
on Investments
Total from
Investment
Operations
Net
Investment
Income
Net
Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income (Loss)
to Average
Net Assets
(c)
Expense
to
Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/20 $ 9.30 $ 0.08 $ 0.24 $ 0.32 $ (0.10) $ —
$ —
$ 9.52 3.41% $ 10,961 0.70% 1.71% 1.20% 22%
03/31/20 9.27 0.20 0.04 0.24 (0.20) (0.01)
—
9.30 2.60 10,650 0.71 2.09 1.21 50
03/31/19 9.21 0.19 0.07 0.26 (0.19) (0.01)
—
9.27 2.88 10,569 0.76 2.03 1.17 43
03/31/18 9.32 0.16 (0.07) 0.09 (0.19) (0.01)
—
9.21 0.93 15,281 0.77 1.71 1.22 43
03/31/17 9.38 0.16 (0.03) 0.13 (0.18) (0.01)
—
9.32 1.48 9,933 0.75 1.75 1.28 48
03/31/16 9.45 0.14 (0.04) 0.10 (0.16) (0.01)
—
9.38 1.11 12,202 0.76 1.50 1.11 40
Institutional Plus Class
09/30/20 9.33 0.09 0.24 0.33 (0.11) —
—
9.55 3.49 204,808 0.52 1.90 0.73 22
03/31/20 9.29 0.21 0.06 0.27 (0.22) (0.01)
—
9.33 0.00 189,728 0.52 2.27 0.72 50
03/31/19 9.24 0.21 0.06 0.27 (0.21) (0.01)
—
9.29 2.99 171,660 0.54 2.25 0.73 43
03/31/18 9.35 0.18 (0.07) 0.11 (0.21) (0.01)
—
9.24 1.17 147,253 0.54 1.94 0.73 43
03/31/17 9.41 0.19 (0.03) 0.16 (0.21) (0.01)
—
9.35 1.70 118,220 0.54 1.98 0.75 48
03/31/16 9.48 0.16 (0.04) 0.12 (0.18) (0.01)
—
9.41 1.32 112,308 0.54 1.73 0.77 40
INCOME FUND
Institutional Class
09/30/20 10.67 0.10 0.34 0.44 (0.13) —
—
10.98 4.15 5,990 0.72 1.88 1.51 14
03/31/20 10.22 0.24 0.50 0.74 (0.28) (0.01)
—
10.67 7.27 5,884 0.75 2.29 1.52 30
03/31/19 10.09 0.25 0.18 0.43 (0.29) (0.01)
—
10.22 4.31 6,322 0.80 2.49 1.48 33
03/31/18 10.22 0.24 (0.08) 0.16 (0.28) (0.01)
—
10.09 1.61 6,884 0.82 2.33 1.48 33
03/31/17 10.41 0.24 (0.14) 0.10 (0.28) (0.01)
—
10.22 0.89 6,621 0.82 2.29 1.62 44
03/31/16 10.51 0.24 (0.05) 0.19 (0.28) (0.01)
—
10.41 1.77 6,809 0.81 2.29 1.19 24
Institutional Plus Class
09/30/20 10.67 0.11 0.34 0.45 (0.14) —
—
10.98 4.25 218,555 0.55 2.05 0.82 14
03/31/20 10.22 0.26 0.50 0.76 (0.30) (0.01)
—
10.67 7.47 210,986 0.56 2.48 0.82 30
03/31/19 10.09 0.27 0.17 0.44 (0.30) (0.01)
—
10.22 4.50 190,280 0.61 2.67 0.82 33
03/31/18 10.22 0.26 (0.08) 0.18 (0.30) (0.01)
—
10.09 1.80 192,073 0.64 2.52 0.82 33
03/31/17 10.41 0.26 (0.15) 0.11 (0.29) (0.01)
—
10.22 1.07 193,808 0.64 2.47 0.83 44
03/31/16 10.52 0.25 (0.07) 0.18 (0.28) (0.01)
—
10.41 1.81 187,490 0.64 2.41 0.85 24
NEBRASKA TAX-FREE FUND
Institutional Plus Class
09/30/20 9.73 0.08 0.22 0.30 (0.08) —
—
9.95 3.11 75,674 0.45 1.65 0.67 8
03/31/20 9.59 0.20 0.15 0.35 (0.21) —
—
9.73 3.71 75,669 0.45 2.10 0.65 39
03/31/19 9.50 0.24 0.17 0.41 (0.25) —
(0.07)
9.59 4.39 72,945 0.45 2.52 0.66 17
03/31/18 9.69 0.25 (0.12) 0.13 (0.32) —
—
9.50 1.31 65,526 0.45 2.56 0.67 5
03/31/17 10.05 0.26 (0.30) (0.04) (0.32) —
—
9.69 (0.43) 71,709 0.45 2.66 0.69 11
03/31/16
(e)
10.00 0.07 0.07 0.14 (0.09) —
—
10.05 1.35 57,029 0.45 2.96 0.85 5
BALANCED FUND
Institutional Class
09/30/20 15.83 0.07 2.92 2.99 (0.07) —
—
18.75 18.90 35,493 1.03 0.79 1.31 9
03/31/20 16.85 0.18 (0.35) (0.17) (0.17) (0.68)
—
15.83 (1.52) 32,819 1.04 1.00 1.28 19
03/31/19 16.87 0.15 1.00 1.15 (0.15) (1.02)
—
16.85 7.22 39,049 1.09 0.90 1.28 23
03/31/18 16.86 0.13 1.29 1.42 (0.14) (1.27)
—
16.87 8.46 41,426 1.18 0.76 1.27 15
03/31/17 16.71 0.13 1.11 1.24 (0.13) (0.96)
—
16.86 7.71 49,241 1.18 0.75 1.26 22
03/31/16 17.66 0.05 (0.57) (0.52) (0.06) (0.37)
—
16.71 (2.93) 71,090 1.19 0.31 1.26 42

Financial Highlights (Unaudited)
For a Share Outstanding
Semi-Annual Report 2020

See accompanying Notes to Financial Statements.
Investment Activities
Ratios/Supplemental Data
Distributions to
Shareholders from:
Period
Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
and Unrealized
Gains (Losses)
on Investments
Total from
Investment
Operations
Net
Investment
Income
Net
Realized
Gains on
Investments
Return
of
Capital
Net
Asset
Value,
End
of Period
Total
Return
(b)
Net
Assets,
End of
Period
(000's)
Expense
to
Average
Net
Assets
(c)
Net
Investment
Income (Loss)
to Average
Net Assets
(c)
Expense
to
Average
Net
Assets
(c)(d)
Portfolio
Turnover
(b)
Institutional Plus Class
09/30/20 $ 15.66 $ 0.09 $ 2.88 $ 2.97 $ (0.09) $ —
$ —
$ 18.54 $ 19.01 $ 36,975 0.84% 0.97% 1.06% 9
03/31/20 16.69 0.21 (0.35) (0.14) (0.21) (0.68)
—
15.66 (1.34) 31,450 0.85 1.19 1.03 19
03/31/19 16.73 0.19 0.98 1.17 (0.19) (1.02)
—
16.69 7.43 32,477 0.90 1.10 1.04 23
03/31/18 16.74 0.16 1.28 1.44 (0.18) (1.27)
—
16.73 8.66 28,571 0.99 0.95 1.03 15
03/31/17 16.61 0.16 1.10 1.26 (0.17) (0.96)
—
16.74 7.90 33,209 0.99 0.94 1.03 22
03/31/16 17.57 0.09 (0.59) (0.50) (0.09) (0.37)
—
16.61 (2.78) 35,592 0.99 0.51 1.01 42
GROWTH OPPORTUNITIES FUND
Institutional Class
09/30/20 13.56 (0.05) 5.90 5.85 — —
—
19.41 43.14 14,333 1.10 (0.59) 1.39 40
03/31/20 16.30 (0.03) (1.72) (1.75) — (0.99)
—
13.56 (11.93) 10,670 1.11 (0.18) 1.36 66
03/31/19 16.22 (0.05) 1.83 1.78 — (1.70)
—
16.30 12.37 14,840 1.11 (0.31) 1.34 42
03/31/18 16.48 (0.04) 2.35 2.31 — (2.57)
—
16.22 14.66 16,906 1.13 (0.25) 1.33 50
03/31/17 14.82 (0.05) 2.65 2.60 — (0.94)
—
16.48 17.89 17,999 1.14 (0.31) 1.25 36
03/31/16 19.02 (0.06) (1.83) (1.89) — (2.31)
—
14.82 (9.78) 43,260 1.16 (0.34) 1.27 57
Institutional Plus Class
09/30/20 13.94 (0.04) 6.07 6.03 — —
—
19.97 43.26 138,203 0.93 (0.42) 0.98 40
03/31/20 16.70 0.0 0
( e )
(1.77) (1.77) — (0.99)
—
13.94 (11.76) 103,995 0.94 0.00 0.96 66
03/31/19 16.55 (0.02) 1.87 1.85 — (1.70)
—
16.70 12.56 127,744 0.94 (0.13) 0.97 42
03/31/18 16.74 (0.01) 2.39 2.38 — (2.57)
—
16.55 14.86 119,254 0.94 (0.06) 0.97 50
03/31/17 15.00 (0.01) 2.69 2.68 — (0.94)
—
16.74 18.21 110,522 0.94 (0.08) 0.98 36
03/31/16 19.19 (0.02) (1.86) (1.88) — (2.31)
—
15.00 (9.63) 103,537 0.94 (0.10) 0.99 57
SMALL/MID CAP FUND
Institutional Class
09/30/20 8.01 0.01 1.86 1.87 — —
—
9.88 23.35 15 1.17 0.19 74.77 10
03/31/20
(g)
10.00 0.03 (2.00) (1.97) (0.02) —
—
8.01 19.78 19 1.17 0.41 70.42 13
Institutional Plus Class
09/30/20 8.02 0.02 1.88 1.90 — —
—
9.91 23.57 2,506 0.94 0.41 3.99 10
03/31/20
(g)
10.00 0.04 (2.00) (1.96) (0.02) —
—
8.02 19.63 1,535 0.93 0.61 6.52 13
SMALL COMPANY FUND
Institutional Class
09/30/20 20.27 0.03 2.65 2.68 — —
—
22.95 13.22 55,404 1.21 0.28 1.38 19
03/31/20 27.27 0.08 (6.70) (6.62) — (0.38)
—
20.27 (24.71) 55,890 1.21 0.28 1.34 33
03/31/19 28.21 0.03 0.35 0.38 — (1.32)
—
27.27 1.67 94,013 1.20 0.11 1.30 26
03/31/18 28.28 (0.02)
( h )
1.45 1.43 — (1.50)
—
28.21 5.11 171,338 1.22 (0.06) 1.29 28
03/31/17 23.17 0.07 5.45 5.52 (0.06) (0.35)
—
28.28 23.87 210,573 1.20 0.27 1.31 33
03/31/16 24.06 0.02 (0.20) (0.18) (0.04) (0.67)
—
23.17 (0.65) 51,527 1.18 0.10 1.34 32
Institutional Plus Class
09/30/20 20.40 0.06 2.67 2.73 — —
—
23.13 13.38 646,325 0.98 0.50 1.06 19
03/31/20 27.45 0.14 (6.74) (6.60) (0.07) (0.38)
—
20.40 (24.55) 522,989 0.98 0.50 1.05 33
03/31/19 28.35 0.09 0.35 0.44 (0.02) (1.32)
—
27.45 1.90 721,976 0.99 0.32 1.08 26
03/31/18 28.35 0.05 1.45 1.50 — (1.50)
—
28.35 5.34 521,124 0.99 0.17 1.08 28
03/31/17 23.20 0.12 5.47 5.59 (0.09) (0.35)
—
28.35 24.14 379,675 0.99 0.47 1.06 33
03/31/16 24.12 0.07 (0.21) (0.14) (0.11) (0.67)
—
23.20 (0.48) 220,980 0.99 0.30 1.07 32
(a) Per share data calculated using average share method. (f) Commencement of operations of Tributary Nebraska Tax-Free Fund - Institutional Plus Class shares was January 1, 2016.
(b) Not annualized for a period less than one year. (g) Commencement of operations of Tributary Small/Mid Cap Fund - Institutional and Institutional Plus Class shares was
August 2, 2019 and August 1, 2019, respectively.
(c) Annualized for a period less than one year.
(d) Ratios excluding contractual and voluntary waivers. (h) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(e) Amount represents less than $0.005.

Notes to Financial Statements
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

1. Organization
Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Company consists of seven series, Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund, Growth Opportunities Fund,
Small/Mid Cap Fund and Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Short-Intermediate Bond Fund, Income
Fund, Balanced Fund, Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund are all diversified series. Nebraska Tax-
Free Fund is a non-diversified series. Each series represents a distinct portfolio with its own investment objectives and policies. Refer to the prospectus for each Fund’s investment objective.
All Funds offer Institutional Plus Class shares without a sales charge and the Short-Intermediate Bond Fund, Income Fund, Balanced Fund,
Growth Opportunities Fund, Small/Mid Cap Fund and Small Company Fund also offer Institutional Class shares. The two classes differ principally in applicable minimum investment and shareholder servicing fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.
2. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value
Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to:
type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves

Notes to Financial Statements
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.
The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2020, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 34,869,574 $ – $ 34,869,574
Non-Agency Commercial Mortgage Backed Securities – 17,468,265 – 17,468,265
Non-Agency Residential Mortgage Backed Securities – 22,413,223 – 22,413,223
Corporate Bonds – 85,037,430 – 85,037,430
Government & Agency Obligations – 52,177,818 – 52,177,818
Preferred Stocks 532,867 – – 532,867
Short-Term Investments 5,015,182 – – 5,015,182
Total $ 5,548,049 $ 211,966,310 $ – $ 217,514,359

Notes to Financial Statements
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 12,038,328 $ – $ 12,038,328
Non-Agency Commercial Mortgage Backed Securities – 15,944,734 – 15,944,734
Non-Agency Residential Mortgage Backed Securities – 13,864,503 – 13,864,503
Corporate Bonds – 75,978,085 – 75,978,085
Government & Agency Obligations – 103,886,842 – 103,886,842
Short-Term Investments 4,287,978 – – 4,287,978
Total $ 4,287,978 $ 221,712,492 $ – $ 226,000,470
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 74,493,121 $ – $ 74,493,121
Short-Term Investments 1,497,150 – – 1,497,150
Total $ 1,497,150 $ 74,493,121 $ – $ 75,990,271
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 44,561,178 $ – $ – $ 44,561,178
Asset Backed Securities – 2,083,920 – 2,083,920
Non-Agency Commercial Mortgage Backed Securities – 1,991,739 – 1,991,739
Non-Agency Residential Mortgage Backed Securities – 768,088 – 768,088
Corporate Bonds – 9,301,549 – 9,301,549
Government & Agency Obligations – 11,625,058 – 11,625,058
Short-Term Investments 2,274,593 – – 2,274,593
Total $ 46,835,771 $ 25,770,354 $ – $ 72,606,125
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Growth Opportunities Fund
Common Stocks* $ 149,587,702 $ – $ – $ 149,587,702
Short-Term Investments 3,018,862 – – 3,018,862
Total $ 152,606,564 $ – $ – $ 152,606,564

Notes to Financial Statements
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

* See Schedules of Portfolio Investments for further industry classification.
Guarantees and Indemnifications
In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Under the Company's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Company's contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.
Allocation of Expenses
Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class based upon the ratio of net assets for each class as a percentage of total net assets.
Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond, Income, and Nebraska Tax-Free
Funds. The Balanced Fund declares and pays dividends from net investment income, if any, quarterly. The Growth Opportunities Fund,
Small/Mid Cap Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceed available capital loss
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 2,487,224 $ – $ – $ 2,487,224
Short-Term Investments 40,573 – – 40,573
Total $ 2,527,797 $ – $ – $ 2,527,797
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 682,364,944 $ – $ – $ 682,364,944
Short-Term Investments 17,183,938 – – 17,183,938
Total $ 699,548,882 $ – $ – $ 699,548,882

Notes to Financial Statements
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from
GAAP and are recorded on the ex-dividend date.
3. Related Party Transactions and Fees and Agreements
Tributary Capital Management, LLC (“Tributary” or “Adviser”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income
Fund, 0.40% for the Nebraska Tax-Free Fund, 0.75% for each of the Balanced Fund and Growth Opportunities Fund, and 0.85% for each of the Small/Mid Cap Fund and Small Company Fund. First National Fund Advisers (“FNFA” or “Sub-Adviser”), a division of FNBO, serves as the investment sub-adviser for the Short-Intermediate Bond Fund, Income Fund, Nebraska Tax-Free Fund, Balanced Fund and Growth
Opportunities Fund. Sub-advisory fees paid to FNFA are paid by Tributary. For the services provided and expenses assumed under the FNFA
Sub-Advisory Agreement, Tributary pays FNFA a fee equal to 0.25% of the average daily net assets of the Short-Intermediate Bond Fund,
0.30% of the average daily net assets of the Income Fund, 0.20% of the average daily net assets of the Nebraska Tax-Free Fund, 0.375% of the average daily net assets of the Balanced Fund, and 0.375% of the average daily net assets of the Growth Opportunities Fund.
Costs incurred with the organization and offering of Small/Mid Cap Fund have been paid by the Adviser.
Tributary has contractually agreed to waive advisory fees and reduce the administration fee payable to the Adviser and/or reimburse other expenses of each Fund to the extent necessary to limit the total operating expenses of each Fund, exclusive of shareholder servicing fees
(Institutional Class only), brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate of the percentage of each
Fund’s average daily net assets as follows.
Prior to August 1, 2020, the expense caps for Short-Intermediate Bond Fund, Growth Opportunities Fund and Small Company Fund were
0.52%, 0.94% and 0.99%, respectively.
The amounts waived for each Fund are recorded as expenses waived in each Fund’s Statement of Operations. Other Fund service providers have also contractually agreed to waive a portion of their fees. For the period ended September 30, 2020, fees waived were as follows:
Tributary may recover fees waived or expenses reimbursed, if such payment is made within three years of the fee waiver or expense reimbursement.
At September 30, 2020, the amount of potentially recoverable expenses are as follows: Short-Intermediate Bond Fund – $999,736; Income
Fund – $1,303,894; Nebraska Tax-Free Fund – $381,851; Balanced Fund – $366,974; Growth Opportunities Fund – $180,053; Small/Mid
Cap Fund – $80,180; Small Company Fund – $1,504,440.
Expense Caps
Short-Intermediate Bond Fund 0.49%
Income Fund 0.55
Nebraska Tax-Free Fund 0.45
Balanced Fund 0.85
Growth Opportunities Fund 0.89
Small/Mid Cap Fund 0.95
Small Company Fund 0.96
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived and
Expenses Reimbursed
Short-Intermediate Bond Fund $ 236,207 $ – $ 567 $ 236,774
Income Fund 323,167 – 607 323,774
Nebraska Tax-Free Fund 85,438 – 207 85,645
Balanced Fund 86,731 – 193 86,924
Growth Opportunities Fund 46,767 – 389 47,156
Small/Mid Cap Fund 9,100 25,536 4,506 39,142
Small Company Fund 289,356 – 1,869 291,225

Notes to Financial Statements
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

MUFG Union Bank, N.A. serves as the custodian for each of the Funds. DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Co- Administrators”) serve as co-administrators of the Funds. Certain officers of the
Funds are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund's average daily net assets. Tributary receives 0.07% of each Fund's average daily net assets. Foreside Fund Officer Services, LLC provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.
The Company has adopted an Administrative Services Plan, which allows the Funds' Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation at an annual rate of up to 0.25% of the average daily net assets to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service
Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. One of the Servicing Agreements the Funds maintain is with FNBO. For the six months ended September 30, 2020, the Funds paid FNBO as follows: Short-Intermediate Bond Fund – $1,533; Income Fund – $2,128;
Balanced Fund – $250; Small Company Fund – $163. The amounts accrued for shareholder service fees are included under Shareholder service fees – Institutional Class within the Statements of Operations.
4. Investment Transactions
The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government securities and short-term investments
(maturing less than one year from acquisition), for the six months ended September 30, 2020, were as follows:
The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended September 30, 2020, were as follows:
5. Capital Share Transactions
The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.
6. Federal Income Taxes
The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of
Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no provision is made for federal income or excise taxes.
Purchases Sales
Short-Intermediate Bond Fund $ 51,295,297 $ 32,011,750
Income Fund 27,111,773 16,166,066
Nebraska Tax-Free Fund 5,883,126 7,899,515
Balanced Fund 6,029,849 7,261,014
Growth Opportunities Fund 55,025,471 63,442,496
Small/Mid Cap Fund 728,175 203,340
Small Company Fund 173,749,913 128,140,923
Purchases Sales
Short-Intermediate Bond Fund $ 1,841,042 $ 13,207,783
Income Fund 4,336,665 13,711,987
Balanced Fund 374,776 2,187,892

Notes to Financial Statements
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

Differences between amounts reported for financial statements and federal income tax purposes are primarily due to timing and character difference in recognizing gains and losses on investment transactions.
To the extent the differences between the amounts recognized for financial statements and federal income tax purposes are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: amortization adjustments, return of capital, reclassifications related to net operating losses and equalization. These reclassifications have no impact on net assets.
As of September 30, 2020, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:
At March 31, 2020, the components of distributable taxable earnings for U.S. federal income tax purposes were as follows:
The tax character of dividends and distributions paid during the Funds’ fiscal years or periods ended March 31, 2020 and March 31, 2019, were as follows:
Net Increase (Decrease)
Distributable Earnings Paid-in-Capital
Short-Intermediate Bond Fund $ – $ –
Income Fund – –
Nebraska Tax-Free Fund 2,176,676 (2,176,676)
Balanced Fund – –
Growth Opportunities Fund (392,869) 392,869
Small/Mid Cap Fund – –
Small Company Fund (475,000) 475,000
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Short-Intermediate Bond Fund $ 212,405,889 $ 5,648,792 $ (540,322) $ 5,108,470
Income Fund 209,335,291 17,404,198 (739,019) 16,665,179
Nebraska Tax-Free Fund 72,465,628 3,580,100 (55,457) 3,524,643
Balanced Fund 52,874,669 21,519,9 20 (1,788,464) 19,731,456
Growth Opportunities Fund 105,272,250 48,229,536 (895,222) 47,334,314
Small/Mid Cap Fund 2,357,131 285,096 (114,430) 170,666
Small Company Fund 619,073,973 148,095,350 (67,620,441) 80,474,909
Undistributed
Net Investment
Income*
Undistributed
Net Long-Term
Capital Gains
Other
Temporary
Differences
Unrealized
Gain (Loss)**
Capital
Loss Carry
Forward***
Short-Intermediate Bond Fund $ 551,366 $ – $ (315,019) $ 116,741 $ (2,391,045)
Income Fund 915,046 – (420,114) 9,670,141 (3,094,020)
Nebraska Tax-Free Fund – – – 2,055,441 (181,860)
Balanced Fund 29,941 1,654,715 – 10,215,830 –
Growth Opportunities Fund – 4,744,356 – 19,650,176 (66,774)
Small/Mid Cap Fund 1,624 – – (249,629) (60,472)
Small Company Fund 1,210,275 – – (25,110,648) (65,789,109)
* Undistributed net investment income includes any undistributed net short-term capital gains, if any.
** Unrealized gains (loss) are adjusted for open wash sale loss deferrals, market discount/premium amortization, return of capital paid by REIT securities and equity return of capital securities.
*** Capital loss carry forward includes deferred post October loss and late year losses.
Net Ordinary Income* Tax Exempt Income
Net Long Term
Capital Gains** Return of Capital Total Distributions Paid***
2020 2019 2020 2019 2020 2019 2020 2019 2020 2019
Short-Intermediate Bond Fund $ 4,682,112 $ 4,015,041 $ – $ – $ – $ – $– $– $ 4,682,112 $ 4,015,041
Income Fund 6,044,663 5,954,743 – – – –  –  – 6,044,663 5,954,743
Nebraska Tax-Free Fund 34,127 40,950 1,538,000 1,454,182 – –  74,311 798,789 1,646,438 2,293,921
Balanced Fund 780,937 702,416 – – 2,772,804 4,144,048  –  – 3,553,741 4,846,464
Growth Opportunities Fund – – – – 8,529,314 13,876,252  –  – 8,529,314 13,876,252
Small/Mid Cap Fund 2,188 – – – – –  –  – 2,188 –
Small Company Fund 3,399,868 1,594,767 – – 9,467,589 32,498,906  –  – 12,867,457 34,093,673

Notes to Financial Statements
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

At March 31, 2020, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below.
Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year ("Post-October losses" and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended March 31, 2020, the Funds deferred losses to April 1, 2020 as follows:
The Funds comply with FASB ASC Topic 740, “Income Taxes.” FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Funds with tax positions not deemed to meet the "more-likely-than-not" threshold would be required to record a tax expense in the current year. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no tax liability resulted from unrecognized tax benefits related to uncertain tax positions and therefore no provision for federal income tax was required in the Funds’ financial statements for the year or period ended March 31, 2020. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
7. Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Funds’ assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
** The Funds designated as long-term dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the fiscal year ended March 31, 2019 and March 31, 2020. Equalization debits included in the long term distributions were
$325,000 and $2,700,000 for Growth Opportunities Fund and Small Company Fund, respectively, for the year ended March 31, 2019. Equalization debits included in the long term distributions were $475,000 for Growth Opportunities Fund and included in ordinary income were $475,000 for Small Company Fund.
*** Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
No Expiration
Short Term Long Term Total
Short-Intermediate Bond Fund $ 229,378 $ 2,161,667 $ 2,391,045
Income Fund 847,458 2,246,562 3,094,020
Nebraska Tax-Free Fund 8,004 173,856 181,860
Small/Mid Cap Fund 60,472 – 60,472
Late Year Losses/Post-October
Losses
Growth Opportunities Fund $ 66,774
Small Company Fund 65,789,109

Additional Fund Information
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”) under the
Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the formation of a Liquidity Committee to serve as the administrator of the liquidity risk management program (the “Program
Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed each Fund’s liquidity risk profile based on information gathered for the period November 27, 2018 through March 31, 2020 in order to prepare a written report to the Board for review at its meeting held on May 21, 2020.
The Program Administrator’s written report stated that: (i) each Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) each Fund’s strategy is appropriate for an open-end mutual fund; (iii)
the liquidity classification determinations regarding each Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds or proposed changes to the liquidity risk management program were noted in the report.
Proxy Voting Policy
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds' website at www.tributaryfunds.com and on the Securities and Exchange Commission’s (the "SEC") website at www.sec.gov.
Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available without charge, upon request, by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the
SEC’s website at www.sec.gov.
Quarterly Holdings
The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Table of Shareholder Expenses
As a shareholder of the Funds , you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020, through September
30, 2020.
Actual Expenses – The first set of columns next to each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first set of columns under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line set of columns next to each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Additional Fund Information
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

Expenses Using Actual Fund Return
Expenses Using Hypothetical 5% Return
Beginning
Account
Value
4/1/20
Ending
Account
Value
9/30/20
Expense
Paid
During
Period*
Expense
Ratio
During
Period*
Beginning
Account
Value
4/1/20
Ending
Account
Value
9/30/20
Expenses
Paid
During
Period*
Expense
Ratio
During
Period*
Short-Intermediate Bond Fund
Institutional Class
$ 1,000.00 $ 1,034.05 $ 3.57 0.70% $ 1,000.00 $ 1,021.56 $ 3.55 0.70%
Institutional Plus Class
1,000.00 1,034.91 2.65 0.52 1,000.00 1,022.46 2.64 0.52
Income Fund
Institutional Class
$ 1,000.00 $ 1,041.53 $ 3.68 0.72% $ 1,000.00 $ 1,021.46 $ 3.65 0.72%
Institutional Plus Class
1,000.00 1,042.45 2.82 0.55 1,000.00 1,022.31 2.79 0.55
Nebraska Tax-Free Fund
Institutional Plus Class
$ 1,000.00 $ 1,031.09 $ 2.29 0.45% $ 1,000.00 $ 1,022.81 $ 2.28 0.45%
Balanced Fund
Institutional Class
$ 1,000.00 $ 1,189.03 $ 5.65 1.03% $ 1,000.00 $ 1,019.90 $ 5.22 1.03%
Institutional Plus Class
1,000.00 1,190.06 4.61 0.84 1,000.00 1,020.86 4.26 0.84
Growth Opportunities Fund
Institutional Class
$ 1,000.00 $ 1,431.41 $ 6.70 1.10% $ 1,000.00 $ 1,019.55 $ 5.57 1.10%
Institutional Plus Class
1,000.00 1,432.57 5.67 0.93 1,000.00 1,020.41 4.71 0.93
Small/Mid Cap Fund
Institutional Class
$ 1,000.00 $ 1,233.46 $ 6.55 1.17% $ 1,000.00 $ 1,019.20 $ 5.92 1.17%
Institutional Plus Class
1,000.00 1,235.66 5.27 0.94 1,000.00 1,020.36 4.76 0.94
Small Company Fund
Institutional Class
$ 1,000.00 $ 1,132.22 $ 6.47 1.21% $ 1,000.00 $ 1,019.00 $ 6.12 1.21%
Institutional Plus Class
1,000.00 1,133.83 5.24 0.98 1,000.00 1,020.16 4.96 0.98
* Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 365 to reflect the half-year period.

Investment Advisory Agreement Approval
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements
On May 21, 2020, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May
3, 2010, as amended (“Investment Advisory Agreement”), between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Funds, and (ii) the Investment Sub-Advisory Agreement dated November 17, 2011, as amended (“Investment Sub-Advisory Agreement”), between
Tributary and First National Fund Advisers (“FNFA”) with respect to the Tributary Balanced Fund, Tributary Growth Opportunities Fund, Tributary Income
Fund, Tributary Short-Intermediate Bond Fund and the Tributary Nebraska Tax-Free Fund (collectively, the “FNFA Funds”).
Tributary Capital Management, LLC
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment agreement with Tributary. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the Funds by Tributary under the Investment Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by Tributary who would be providing services under the Investment Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent, and quality of Tributary’s advisory services. The Board also evaluated Tributary’s organizational structure and resources, noting that Tributary was a wholly owned subsidiary of First National Bank of Omaha. The
Board requested and evaluated Tributary’s current Form ADV. Based on Tributary’s income statement and statement of financial condition for the twelve-
months ended December 31, 2019, the Board concluded that Tributary would be sufficiently capitalized to satisfy its obligations to the Funds. The Board also noted the historic financial stability of FNB and its parent company as it relates to the operation of Tributary. After reviewing the foregoing information and further information in Tributary’s responses, including Tributary’s overall business and clients, descriptions of Tributary’s trading and brokerage practices,
Tributary’s coordination of certain intermediary agreements and certain revenue sharing arrangements, and its cyber security and disaster recovery plans, the
Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by Tributary were satisfactory and adequate for the Funds.
Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the Funds are expected to continue substantially unchanged under
Tributary’s Investment Advisory Agreement. It was noted that the portfolio management team at Tributary currently managing the Funds would continue to manage the Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by Tributary for the Funds, and also considered the performance of the Small Company Fund and Small/Mid-Cap Fund as compared to their respective broad-
based securities market indices.
The Board observed that the Small Company Fund’s Institutional Plus Class outperformed each of its Lipper peer group average and its Morningstar peer group average for the one-, three-, and five-year periods ended March 31, 2020. The Board also observed that the Small Company Fund’s Institutional Plus Class underperformed the Russell 2000® Index over the one-, and three-year periods ended March 31, 2020 and outperformed the Russell 2000® Index over the five-year period ended March 31, 2020. The Board further observed that the Small Company Fund’s Institutional Plus Class outperformed the Russell 2000®
Value Index over each of the one-, three-, and five-year periods ended March 31, 2020. The Board also considered the Small Company Fund’s performance as compared to certain accounts managed by Tributary with comparable investment strategies.
The Board noted that the Small/Mid-Cap Fund had commenced operations on August 1, 2019 and, as such, did not have a full year of performance information.
However, the Board observed that the Small/Mid-Cap Fund’s Institutional Plus Class had outperformed each of the Russell 2500® Index and Russell 2500
Value® Index since its inception.
The Board noted that the performance data for the Balanced Fund, Growth Opportunities Fund, Income Fund, Short-Intermediate Bond Fund and Nebraska
Tax-Free Fund which Tributary advises will be next discussed during the review of FNFA, the sub-adviser to those Funds.
After reviewing and discussing the performance of the Funds further, Tributary’s portfolio managers’ experience managing the Funds, and Tributary’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the
Funds and Tributary was satisfactory.
Cost of Services Provided and Profitability.
The Board reviewed Tributary’s current advisory fee in relation to the nature, extent, and quality of services to be provided by Tributary. The Board noted that the Funds’ advisory fees and expense ratios (Institutional Plus Class) were within the range of advisory fees and expense ratios of funds in their respective Lipper peer group. The Board noted that the advisory fees charged by Tributary to each of the Funds would remain the same, although Tributary proposed a reduction in the expense caps for the Short-Intermediate Bond Fund, Growth Opportunities Fund, and the Small Company Fund effective August 1, 2020.

Investment Advisory Agreement Approval
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

With respect to the Small Company Fund, the Board considered that the advisory fee and total expense ratio were higher than its Lipper peer group averages but noted the Adviser’s representation that the advisory fee and total expense ratio were believed to be within a reasonable range of the Lipper peer group averages.
The Expense Waiver Agreement as currently in place, was reviewed and the Board noted the Adviser’s representation that such Agreement will be continued
but that the expense cap was being lowered, effective August 1, 2020, which would bring the Small Company Fund’s expenses in line with the Lipper peer group averages and allow for overall expenses for Small Company Fund shareholders to remain competitive. The Board also considered advisory fees paid to
Tributary for management of certain accounts with investment policies similar to that of the Small Company Fund, which advisory fees were lower than the advisory fees paid by the Fund. However, the Board noted certain revenue sharing payments made to intermediaries by Tributary on behalf of the Fund, which payments are not made with respect to such other accounts.
With respect to the Small/Mid-Cap Fund, the Board observed that the advisory fee and total expense ratio were lower than its Lipper peer group averages. The
Board noted the Adviser’s representation that there were limitations inherent in a direct comparison of the Small/Mid-Cap Fund to its Lipper peers due to the relatively small size of the Small/Mid-Cap Fund. The Board also noted that the Expense Waiver Agreement in place for the Small/Mid-Cap Fund could allow for overall expenses for Small/Mid-Cap Fund shareholders to remain competitive, and that the Adviser was currently subsidizing the Small/Mid-Cap Fund’s operations in view of the Small/Mid-Cap Fund’s relatively low assets and the Adviser’s obligations under the Expense Waiver Agreement.
The Board considered Tributary’s profitability with respect to advisory services provided to the Funds. Based on the foregoing, the Board concluded that the fees to be paid to Tributary, the costs of the services to be provided, and the profits that may be realized by Tributary, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and that they reflected charges within a range of what could have been negotiated at arm’s length.
Economies of Scale.
The Board did not consider break-points in advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. The Board discussed with Tributary appropriate assets levels at which any break-points in advisory fees may be considered. Currently, fee waivers are in place with both Tributary and FNFA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to Tributary because of its relationship with the Funds, including accessibility of the Funds’ investment strategy through other accounts managed by Tributary, as well as certain soft-dollar and research benefits. Tributary also serves as co-administrator to the Funds under a Co-Administration Agreement, pursuant to which Tributary receives a monthly fee from the Funds.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving Tributary.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors concluded (a) that the terms of the Investment Advisory Agreement are fair and reasonable; and (b) that fees under the Investment Advisory Agreement are reasonable in light of the services that Tributary will provide to the Funds.
First National Fund Advisers
In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNFA. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment sub-advisory agreement with FNFA.
Nature, Extent, and Quality of Services to be Provided.
The Board received and considered information pertaining to the nature, extent, and quality of services to be provided to the FNFA Funds under the FNFA’s
Investment Sub-Advisory Agreement. The Board reviewed biographical information for each portfolio manager to be employed by FNFA who would be providing services under the Investment Sub-Advisory Agreement and noted the breadth and depth of their experience, as well as the methods of determining compensation for the Funds’ portfolio managers. The Board carefully evaluated the nature, extent and quality of FNFA’s advisory services, including its services as sub-adviser to Tributary on behalf of the FNFA Funds. The Board also evaluated FNFA’s organizational structure and resources, which the Board noted were consistent with those of Tributary. The Board requested and evaluated FNFA’s current Form ADV. The Board concluded, based on the materials reviewed, that
FNFA would be sufficiently capitalized to satisfy its obligations to the FNFA Funds. The Board also noted the historical financial stability of FNB and its parent company as it relates to the operations of FNFA. After reviewing the foregoing information and further information in FNFA’s responses, including descriptions of FNFA’s overall business and clients, its trading and brokerage practices, and its cyber security and disaster recovery plans, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services to be provided by FNFA were satisfactory and adequate for the FNFA Funds.
Investment Performance.
The Board recognized that the investment objective and principal investment strategies of the FNFA Funds are expected to continue unchanged under FNFA’s
Investment Sub-Advisory Agreement. It was noted that the portfolio management teams at FNFA currently managing the FNFA Funds would continue to manage the FNFA Funds. The Board reviewed the Lipper and Morningstar “peer groups” as an appropriate benchmark for evaluating the performance to be achieved by FNFA for the FNFA Funds. The Board noted that each of the FNFA Funds’ performance for the Institutional Plus Class outperformed some

Investment Advisory Agreement Approval
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

comparable funds and underperformed others within the Lipper peer group. The Board also considered the performance of the Short-Intermediate Bond Fund,
Income Fund and the Growth Opportunities Fund as compared to certain accounts managed by FNFA with comparable investment strategies.
With respect to the Balanced Fund, the Board observed that the Institutional Plus Class outperformed each of its Lipper peer group and Morningstar peer group averages during the one-, three-, and five-year periods ended March 31, 2020. The Board also observed that the Institutional Plus Class outperformed its composite index, 60% of which is comprised of the Russell 3000 Index and 40% of which is comprised of the Barclays U.S. Intermediate Government/
Credit Index, during the one-, and three-year periods ended March 31, 2020 and underperformed the index during the five-year period ended March 31, 2020.
With respect to the Growth Opportunities Fund, the Board observed that the Institutional Plus Class underperformed each of its Lipper peer group and
Morningstar peer group averages during the one-, three-, and five-year periods ended March 31, 2020. The Board also observed that the Institutional Plus Class underperformed the Russell Midcap Growth Index during the one-, three-, and five-year periods ended March 31, 2020.
With respect to the Income Fund, the Board observed that the Institutional Plus Class outperformed its Lipper peer group average during the one-, three-, and five-year periods ended March 31, 2020. The Board also observed that the Institutional Plus Class outperformed its Morningstar peer group average during the one-, three-, and five-year periods ended March 31, 2020. The Board further observed that the Institutional Plus Class underperformed the Bloomberg Barclays
U.S. Aggregate Bond Index during the one-, three-, and five-year periods ended March 31, 2020.
With respect to the Short-Intermediate Bond Fund, the Board observed that the Institutional Plus Class outperformed its Lipper peer group average during the one-, three-, and five-year periods ended March 31, 2020. The Board also observed that the Institutional Plus Class outperformed its Morningstar peer group average during the one-, three-, and five-year periods ended March 31, 2020. The Board further observed that the Institutional Plus Class underperformed the Barclays U.S. Government/Credit 1-5 Year Index during the one-, three-, and five-year periods ended March 31, 2020. The Board also noted FNFA’s representation that the Barclays U.S. Government/Credit 1-5 Year Index was not the most optimal representation of the Fund’s portfolio and that FNFA had proposed a change to the benchmark to the Barclays U.S. Government/Credit 1-3 Year Index going forward.
With respect to the Nebraska Tax-Free Fund, the Board observed that the Institutional Plus Class outperformed each of its Lipper peer group and Morningstar peer group averages during the one-, three-, and five-year periods ended March 31, 2020. The Board also observed that the Institutional Plus Class outperformed the Bloomberg Barclays 1-15 Year Municipal Blend Index during the one-year period ended March 31, 2020 and underperformed the Bloomberg Barclays 1-15
Year Municipal Index during the three-, and five-year periods ended March 31, 2020.
After reviewing and discussing the performance of the FNFA Funds further, FNFA’s portfolio managers’ experience managing the FNFA Funds, FNFA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the FNFA Funds and FNFA was satisfactory.
Cost of Services Provided and Profitability.
The Board reviewed the rate of FNFA’s sub-advisory fees in relation to the nature, extent, and quality of services to be provided by FNFA. The Board noted
the FNFA Fund’s advisory fees and expense ratios (Institutional Plus Class) were within the range of advisory fees and expense ratios of funds in their respective
Lipper peer group. The Board noted that the fees charged by FNFA would remain the same and that Tributary – not the FNFA Funds – would pay the sub-
advisory fees to FNFA.
With respect to the Balanced Fund, the Board observed that the advisory fee and total expense ratio with respect to its Institutional Plus Class were each only slightly higher than its Lipper peer group averages.
With respect to the Growth Opportunities Fund, the Board observed that the advisory fee with respect to its Institutional Plus Class was higher than its Lipper peer group average, while the total expense ratio with respect to the Fund’s Institutional Plus Class was lower than its Lipper peer group average.
With respect to the Income Fund, the Board observed that the advisory fee with respect to its Institutional Plus Class was higher than its Lipper peer group average, while the total expense ratio with respect to the Fund’s Institutional Plus Class was lower than its Lipper peer group average.
With respect to the Short-Intermediate Bond Fund, the Board observed that each of the advisory fee and total expense ratio with respect to its Institutional
Plus Class were higher than its Lipper peer group averages.
With respect to the Nebraska Tax-Free Fund, the Board observed that each of the advisory fee and total expense ratio with respect to its Institutional Plus Class was lower than its Lipper peer group averages.
The Board considered that the Expense Waiver Agreement allows for overall expenses for Fund shareholders to remain competitive. The Board considered also the Adviser’s representation that the expense caps for the Growth Opportunities Fund and Short-Intermediate Bond Fund were being lowered, effective August
1, 2020, which would bring each Fund’s expenses in line with its respective Lipper peer group averages and allow for overall expenses for Growth Opportunities
Fund and Short-Intermediate Bond fund shareholders to remain competitive. Based on the foregoing, the Board concluded that the fees to be paid to Tributary and FNFA, the costs of the services to be provided, and the profits that may be realized by Tributary and FNFA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Tributary and FNFA and that they reflected charges within a range of what could have been negotiated at arm’s length.

Investment Advisory Agreement Approval
September 30, 2020
(Unaudited)
Semi-Annual Report 2020

Economies of Scale.
The Board did not consider break-points in sub-advisory fees as appropriate at this time, noting that economies of scale could be achieved through break-points at higher Fund asset levels. Currently, fee waivers are in place with both Tributary and FNFA in order to maintain expenses at competitive levels.
Other Considerations.
The Board also identified and considered benefits that could be anticipated to accrue to FNFA because of its relationship with the FNFA Funds, including soft dollar and research benefits.
Legal Considerations.
The Board noted that it was not aware of any pending or anticipated legal proceedings or investigations involving FNFA.
Based on the Board’s deliberations and its evaluation of the information described above, the Board unanimously, including all of its Independent Directors, concluded (a) that the terms of FNFA’s Investment Sub-Advisory Agreement are fair and reasonable; and (b) that FNFA’s fees under the Investment Sub-
Advisory Agreement are reasonable in light of the services that FNFA provided to the FNFA Funds.

TF-SAR-0920
Investment Adviser
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Investment Sub-Adviser
(Short-Intermediate Bond Fund,
Income Fund, Nebraska Tax-Free
Fund, Balanced Fund and Growth
Opportunities Fund only)
First National Fund Advisers
205 West Oak Street, 3rd Floor
Fort Collins, Colorado 80521
Custodian
MUFG Union Bank, N.A.
350 California Street
San Francisco, California 94104
Co-Administrators
Apex Fund Services
Three Canal Plaza
Portland, Maine 04101
Tributary Capital Management, LLC
1620 Dodge Street, Stop 1089
Omaha, Nebraska 68197
Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022
Legal Counsel
Husch Blackwell LLP
13330 California Street, Suite 200
Omaha, Nebraska 68154
Compliance Services
Foreside Fund Officer Services, LLC
690 Taylor Road, Suite 210
Gahanna, Ohio 43230
This report has been prepared for the general information
of Tributary Funds’ shareholders. It is not authorized for
distribution to prospective investors unless accompanied
or preceded by an effective Tributary Funds’ prospectus.
The prospectus contains more complete information about
Tributary Funds’ investment objectives, management
fees and expenses, risks and operating policies. Please
read the prospectus carefully before investing or sending
money.
For more information
call 1-800-662-4203
or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022
or go to:
www.tributaryfunds.com
or email:
ClientServices@tributarycapital.com

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a)

Included as part of the report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Tributary Funds, Inc.

By           /s/ Karen Shaw
Karen Shaw
Treasurer

Date       November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Stephen C. Wade
Stephen C. Wade
President

Date       November 23, 2020

By           /s/ Karen Shaw
Karen Shaw
Treasurer

Date       November 23, 2020